UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

June 30, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric
Tax-Managed Emerging
Markets Fund
Annual Report
June 30, 2023

Commodity Futures Trading Commission Registration.  The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report June 30, 2023
Parametric
Tax-Managed Emerging Markets Fund

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Management’s Discussion of Fund Performance†

Economic and Market Conditions
Emerging-markets (EM) equities delivered a modest gain for the 12-month period ended June 30, 2023, after overcoming early-period weakness, as investors grappled with high global inflation, rising interest rates, and the ongoing war in Ukraine. The MSCI Emerging Markets Index (the Index) returned 1.75% for the period, masking a healthy amount of dispersion at the country level.
As the largest Index constituent and worst-performing country, China was the predominant source of Index weakness during the period. Efforts from Beijing to spur growth by easing regulatory crackdowns were ultimately overshadowed by weakening manufacturing activity and fresh trade sanctions by the U.S. government. In contrast, equity markets in neighboring Taiwan and South Korea grew, as strong global demand for semiconductor products bolstered investor confidence. In India, markets also rallied amid expectations of strong economic growth in the coming year. Recent International Monetary Fund forecasts predict that India’s GDP growth will outpace all major emerging and advanced economies, increasing by 5.9% in 2023.
Turning to the EMEA (Europe, Middle East and Africa) region, results were mixed, with energy-producing countries facing performance headwinds amid weak oil prices. Conversely in Europe, results were largely positive, even as investors grappled with an ongoing conflict between Ukraine and Russia. Greece, Hungary, and Poland all recorded meaningful market gains, as easing inflation conditions gave investors hope that interest-rate hikes may begin to subside. Similarly, Turkey’s market experienced significant gains, even as cripplingly high inflation led to a weakening lira and broad calls for monetary policy reforms.
Fund Performance
For the 12-month period ended June 30, 2023, Parametric Tax-Managed Emerging Markets Fund (the Fund) returned 8.77% for Class I shares at net asset value (NAV), outperforming the Fund’s benchmark, the Index, which had a total return of 1.75% for the same period.
The Fund’s emphasis on diversification via a system of target country weights and systematic rebalancing back to these target weights contributed to relative performance during the period. The diversification targets consistently have the Fund underweight larger countries and overweight smaller countries. The Fund’s emphasis on diversification at the sector level within each country also aided relative returns. Finally, frontier countries included in the Fund, but not in the Index, were an additional source of outperformance, as the portfolio held larger positions in the frontier market countries that exceeded Index performance.
The Fund’s underweight to China contributed to returns versus the Index as well. Chinese stocks fell on dismal economic news and renewed trade conflict with the U.S. An overweight exposure to Turkey also contributed to performance relative to the Index. Turkey was the second-best-performing EM market during the period, as local investors plowed assets into the stock market in hopes it would outpace inflation. Furthermore, the Fund’s sector allocation process in Thailand benefited relative results, largely due to an overweight in the information technology (IT) sector, which experienced significant gains during the period.
In contrast, an underweight to Korea diminished Index-relative results, as the country benefited from its concentration in the IT sector due to a strong rally in those names.  An underweight to India also harmed relative returns, as Indian equity markets outperformed the broader market in response to wide-ranging stimulus programs to support the economy. In addition, an underweight to Taiwan detracted from relative results, as its market rallied amid strong demand for tech exports.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Performance

Portfolio Manager(s) Thomas C. Seto, Paul W. Bouchey, CFA and Jennifer Sireklove, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class I at NAV	06/30/1998	06/30/1998	8.77%	1.25%	2.16%

MSCI Emerging Markets Index	—	—	1.75%	0.93%	2.95%
% After-Tax Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class I After Taxes on Distributions	06/30/1998	06/30/1998	7.02%	0.51%	1.65%
Class I After Taxes on Distributions and Sale of Fund Shares	—	—	7.44	1.27	1.92
% Total Annual Operating Expense Ratio[3]	Class I
0.96%
Growth of $1,000,000

This graph shows the change in value of a hypothetical investment of $1,000,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Fund Profile

Sector Allocation (% of net assets)[1]
Geographic Allocation (% of common stocks)
Top 10 Holdings (% of net assets)[1]
Tencent Holdings, Ltd.	1.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.0
Samsung Electronics Co., Ltd.	1.0
Delta Electronics (Thailand) PCL	0.9
America Movil SAB de CV, Series B	0.8
Reliance Industries, Ltd.	0.6
Naspers, Ltd., Class N	0.6
Saudi Arabian Oil Co.	0.6
Petroleo Brasileiro S.A., PFC Shares	0.6
Krka dd Novo mesto	0.5
Total	7.8%

Footnotes:
[1]	Excludes cash and cash equivalents.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Class I shares are offered at net asset value (NAV). Prior to September 1, 2016, Class I shares were subject to a 2% redemption fee at the time of exchange or redemption. Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.
[3]	Source: Fund prospectus. The expense ratio for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (1/1/23)	Ending Account Value (6/30/23)	Expenses Paid During Period* (1/1/23 – 6/30/23)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$1,056.00	$4.89	0.96%

Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,020.03	$4.81	0.96%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2022.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Portfolio of Investments

Common Stocks — 99.1%
Security	Shares	Value
Argentina — 0.6%
Banco BBVA Argentina S.A. ADR	56,011	$ 343,347
Banco Macro S.A. ADR(1)	12,600	332,514
IRSA Inversiones y Representaciones S.A. ADR(2)	17,246	140,037
Loma Negra Cia Industrial Argentina S.A. ADR	13,400	91,120
MercadoLibre, Inc.(2)	1,136	1,345,706
Pampa Energia S.A. ADR(2)	3,175	137,541
Telecom Argentina S.A. ADR(1)(2)	17,600	107,184
Transportadora de Gas del Sur S.A., Class B ADR(1)(2)	26,370	363,379
		$ 2,860,828
Bahrain — 0.5%
Al Salam Bank BSC	5,271,911	$ 2,099,425
GFH Financial Group BSC	956,057	276,271
		$ 2,375,696
Bangladesh — 0.5%
Al-Arafah Islami Bank, Ltd.	339,673	$ 66,566
Bangladesh Export Import Co., Ltd.	247,636	238,068
Beximco Pharmaceuticals, Ltd.	79,073	96,118
British American Tobacco Bangladesh Co., Ltd.	21,052	90,840
Grameenphone, Ltd.	72,336	172,448
Jamuna Oil Co., Ltd.	50,340	70,033
Khulna Power Co., Ltd.	231,595	51,166
LafargeHolcim Bangladesh, Ltd.	194,809	104,986
LankaBangla Finance, Ltd.	629,970	136,266
Meghna Petroleum, Ltd.	38,062	62,874
MJL Bangladesh PLC	62,177	44,831
Olympic Industries, Ltd.	99,202	93,627
Padma Oil Co., Ltd.	25,811	44,903
Pubali Bank, Ltd.	399,988	85,411
Social Islami Bank, Ltd.	1,464,183	143,468
Square Pharmaceuticals PLC	292,370	510,256
Summit Power, Ltd.	372,759	105,439
Titas Gas Transmission & Distribution Co., Ltd.	163,853	55,738
Unique Hotel & Resorts PLC	394,668	180,953
United Commercial Bank PLC	1,244,659	128,861
		$ 2,482,852
Botswana — 0.6%
Absa Bank Botswana, Ltd.	381,132	$ 166,815
Botswana Insurance Holdings, Ltd.	263,881	375,565
First National Bank of Botswana, Ltd.	2,675,396	727,619
Security	Shares	Value
Botswana (continued)
Letshego Holdings, Ltd.	2,688,951	$ 199,126
Sechaba Breweries Holdings, Ltd.	975,629	1,447,328
		$ 2,916,453
Brazil — 5.2%
Adecoagro S.A.(1)	13,300	$ 124,488
Aliansce Sonae Shopping Centers S.A.	63,290	325,821
AMBEV S.A.	334,325	1,075,968
Arcos Dorados Holdings, Inc., Class A	10,000	102,500
Arezzo Industria e Comercio S.A.	8,000	132,108
B3 S.A. - Brasil Bolsa Balcao	107,755	328,788
Banco Bradesco S.A., PFC Shares	122,130	419,581
Banco BTG Pactual S.A.	25,100	164,863
Banco do Brasil S.A.	27,600	284,750
BB Seguridade Participacoes S.A.	15,400	98,964
Blau Farmaceutica S.A.	18,700	72,680
Braskem S.A., Class A, PFC Shares(2)	28,900	168,154
CCR S.A.	119,400	350,355
Centrais Eletricas Brasileiras S.A., Class B, PFC Shares	65,766	611,483
Cia Brasileira de Distribuicao(2)	17,556	68,600
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	48,898	578,952
Cielo S.A.	343,000	328,802
Cogna Educacao S.A.(2)	267,100	181,852
Cosan S.A.	75,536	281,749
CTEEP-Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	54,852	290,516
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	64,624	271,685
EDP-Energias do Brasil S.A.	48,800	240,728
Embraer S.A.(2)	33,100	128,164
Engie Brasil Energia S.A.	30,425	290,322
Equatorial Energia S.A.	54,600	366,607
Fleury S.A.	69,995	234,623
Grendene S.A.	79,100	123,568
Grupo de Moda	63,000	157,888
Hapvida Participacoes e Investimentos S.A.(2)(3)	808,757	739,809
Hypera S.A.	77,800	747,583
Iguatemi S.A.	33,840	158,451
Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira	38,800	209,793
Itau Unibanco Holding S.A., PFC Shares	100,193	594,688
Itausa S.A., PFC Shares	127,227	256,144
JBS S.A.	51,902	189,259
Klabin S.A., PFC Shares	235,000	214,966
Localiza Rent a Car S.A.	52,932	757,245
Lojas Renner S.A.	177,155	739,965

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Portfolio of Investments  — continued

Security	Shares	Value
Brazil (continued)
Magazine Luiza S.A.(2)	332,541	$ 234,047
Multiplan Empreendimentos Imobiliarios S.A.	27,000	156,027
Natura & Co. Holding S.A.(2)	58,700	205,221
NU Holdings, Ltd., Class A(2)	46,800	369,252
Odontoprev S.A.	89,700	235,106
Oncoclinicas do Brasil Servicos Medicos S.A.(2)	76,100	160,522
Pet Center Comercio e Participacoes S.A.	57,179	78,576
Petroleo Brasileiro S.A., PFC Shares	459,691	2,835,027
Raia Drogasil S.A.	68,952	426,252
Rede D'Or Sao Luiz S.A.(3)	178,400	1,226,542
Rumo S.A.	70,999	329,180
Sendas Distribuidora S.A.	59,280	170,231
Sinqia S.A.	34,500	159,307
Suzano S.A.	31,841	294,058
Telefonica Brasil S.A.	90,505	817,875
TIM S.A.	158,975	485,405
TOTVS S.A.	161,800	1,013,066
Transmissora Alianca de Energia Electrica S.A.	40,076	315,037
Ultrapar Participacoes S.A.	73,348	289,366
Vale S.A.	100,618	1,349,503
Via S.A.(2)	167,300	75,121
Vibra Energia S.A.	185,864	700,648
Weg S.A.	148,828	1,173,355
XP, Inc BDR(2)	8,026	187,819
YDUQS Participacoes S.A.(2)	58,400	241,738
		$ 25,940,743
Bulgaria — 0.2%
Bulgartabak Holding(2)	3,450	$ 16,746
Industrial Holding Bulgaria PLC(2)	443,968	419,984
Sopharma AD	246,595	737,850
		$ 1,174,580
Chile — 2.5%
Aguas Andinas S.A., Series A	522,654	$ 181,225
Banco de Chile	6,307,082	658,355
Banco de Credito e Inversiones S.A.	8,826	269,683
Banco Santander Chile ADR	28,749	541,919
CAP S.A.	12,124	89,792
Cencosud S.A.	381,660	739,704
Cencosud Shopping S.A.	230,782	415,650
Cia Cervecerias Unidas S.A. ADR(1)	31,700	514,491
Cia Sud Americana de Vapores S.A.	10,549,689	716,466
Colbun S.A.	1,586,584	251,319
Embotelladora Andina S.A., Series B ADR(1)	23,172	361,020
Empresa Nacional de Telecomunicaciones S.A.	65,399	264,286
Security	Shares	Value
Chile (continued)
Empresas CMPC S.A.	110,776	$ 211,948
Empresas COPEC S.A.	194,377	1,442,514
Enel Americas S.A.(2)	4,344,865	579,799
Enel Chile S.A.	4,949,300	321,618
Falabella S.A.	390,387	937,312
Inversiones Aguas Metropolitanas S.A.	149,380	122,037
Parque Arauco S.A.	315,323	506,952
Plaza S.A.	163,930	253,229
Quinenco S.A.	108,178	362,952
Ripley Corp. S.A.	1,176,774	228,969
Sociedad Quimica y Minera de Chile S.A. ADR	27,200	1,975,264
Sonda S.A.	210,171	103,021
Vina Concha y Toro S.A.	162,058	188,485
		$ 12,238,010
China — 14.5%
AAC Technologies Holdings, Inc.	70,500	$ 166,629
Agricultural Bank of China, Ltd., Class H	696,000	274,105
Air China, Ltd., Class H(2)	366,000	261,457
Akeso, Inc.(2)(3)	38,000	172,367
Alibaba Group Holding, Ltd. ADR(2)	16,309	1,359,355
Aluminum Corp. of China, Ltd., Class H	534,000	231,129
Anhui Conch Cement Co., Ltd., Class H	186,000	494,869
ANTA Sports Products, Ltd.	69,143	710,508
Baidu, Inc. ADR(2)	5,200	711,932
Bank of China, Ltd., Class H	844,275	338,970
Bank of Communications, Ltd., Class H	369,000	244,828
BeiGene, Ltd. ADR(2)	4,425	788,978
Beijing Capital International Airport Co., Ltd., Class H(2)	360,000	233,639
Beijing Enterprises Holdings, Ltd.	95,500	346,482
Beijing Haixin Energy Technology Co., Ltd., Class A	85,280	40,210
BOE Technology Group Co., Ltd., Class A	353,900	199,691
BYD Co., Ltd., Class H	13,672	438,388
BYD Electronic (International) Co., Ltd.	92,500	281,383
CGN Power Co., Ltd., Class H(3)	1,143,000	276,031
Changchun High & New Technology Industry Group, Inc., Class A	11,600	218,186
Chaozhou Three-Circle Group Co., Ltd., Class A(2)	49,900	201,931
China CITIC Bank Corp., Ltd., Class H	153,000	71,934
China Conch Venture Holdings, Ltd.	86,500	113,018
China Construction Bank Corp., Class H(2)	1,275,745	825,947
China Everbright Environment Group, Ltd.	262,148	103,617
China Gas Holdings, Ltd.	263,161	301,815
China International Marine Containers Co., Ltd., Class H	105,261	61,364
China Life Insurance Co., Ltd., Class H	106,000	177,442
China Longyuan Power Group Corp., Ltd., Class H	678,000	700,289

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Portfolio of Investments  — continued

Security	Shares	Value
China (continued)
China Medical System Holdings, Ltd.	217,000	$ 354,070
China Merchants Bank Co., Ltd., Class H	56,000	255,421
China Merchants Port Holdings Co., Ltd.	84,000	118,833
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A(4)	935,252	0
China National Building Material Co., Ltd., Class H	410,000	253,356
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	77,200	255,433
China Oilfield Services, Ltd., Class H	266,000	275,446
China Overseas Land & Investment, Ltd.	346,360	757,712
China Petroleum & Chemical Corp., Class H	3,548,200	2,086,128
China Railway Group, Ltd., Class H	400,000	264,672
China Resources Cement Holdings, Ltd.	354,000	146,430
China Resources Gas Group, Ltd.	198,000	679,019
China Resources Land, Ltd.	261,111	1,111,200
China Resources Mixc Lifestyle Services, Ltd.(3)	44,200	220,167
China Resources Power Holdings Co., Ltd.	272,000	616,070
China Shenhua Energy Co., Ltd., Class H	431,574	1,322,610
China Southern Airlines Co., Ltd., Class H(2)	562,500	318,448
China State Construction International Holdings, Ltd.	180,000	205,745
China Tourism Group Duty Free Corp., Ltd., Class A	11,076	169,053
China Vanke Co., Ltd., Class H	238,017	320,634
China Yangtze Power Co., Ltd., Class A	236,900	719,584
Chinasoft International, Ltd.(2)	294,000	185,413
CITIC Securities Co., Ltd., Class H	43,500	79,097
CITIC, Ltd.	415,000	496,896
CMOC Group, Ltd., Class H	1,020,000	537,019
COFCO Joycome Foods, Ltd.(1)(2)	452,000	108,808
Contemporary Amperex Technology Co., Ltd., Class A	10,620	335,552
COSCO SHIPPING Energy Transportation Co., Ltd., Class H(1)(2)	330,000	332,096
COSCO SHIPPING Holdings Co., Ltd., Class H	350,294	316,654
Country Garden Services Holdings Co., Ltd.(1)	153,425	199,093
CRRC Corp., Ltd., Class H	327,000	179,248
CSPC Pharmaceutical Group, Ltd.	924,560	804,624
Daqo New Energy Corp. ADR(2)	5,500	218,350
Dongfeng Motor Group Co., Ltd., Class H	586,000	268,608
East Money Information Co., Ltd., Class A	95,289	186,937
Flat Glass Group Co., Ltd., Class H	40,000	137,150
Full Truck Alliance Co., Ltd. ADR(2)	36,500	227,030
Ganfeng Lithium Group Co., Ltd., Class A	23,100	194,767
Ganfeng Lithium Group Co., Ltd., Class H(1)(2)(3)	28,839	189,154
GEM Co., Ltd., Class A(2)	124,200	118,467
Genscript Biotech Corp.(2)	72,000	162,872
GoerTek, Inc., Class A	226,900	556,021
Great Wall Motor Co., Ltd., Class H	316,259	364,239
Guangdong Investment, Ltd.	646,829	558,689
Security	Shares	Value
China (continued)
Guanghui Energy Co., Ltd., Class A	306,545	$ 290,119
Guangzhou Automobile Group Co., Ltd., Class H	381,199	227,894
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	46,000	139,113
Haier Smart Home Co., Ltd., Class A	135,829	439,599
Hansoh Pharmaceutical Group Co., Ltd.(3)	176,000	283,766
Hengan International Group Co., Ltd.	78,000	328,883
Huadong Medicine Co., Ltd., Class A	30,560	182,677
Hualan Biological Engineering, Inc., Class A	59,670	184,488
Huaneng Power International, Inc., Class H(2)	482,000	302,197
Huayu Automotive Systems Co., Ltd., Class A	82,100	208,984
Hundsun Technologies, Inc., Class A	23,173	141,561
Hygeia Healthcare Holdings Co., Ltd., Class C(3)	32,200	174,898
Iflytek Co., Ltd., Class A(2)	37,950	355,515
Industrial & Commercial Bank of China, Ltd., Class H	736,000	393,327
Industrial Bank Co., Ltd., Class A	93,482	201,849
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	34,300	133,840
Innovent Biologics, Inc.(2)(3)	90,000	341,851
JA Solar Technology Co., Ltd., Class A	23,660	135,923
JD Logistics, Inc.(1)(2)(3)	107,700	168,633
JD.com, Inc. ADR	16,000	546,080
JD.com, Inc., Class A	23,400	399,077
Jiangsu Expressway Co., Ltd., Class H	390,000	359,659
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A	53,872	355,649
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	15,400	278,805
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	38,750	192,086
Jiangxi Copper Co., Ltd., Class H	255,000	394,176
JinkoSolar Holding Co., Ltd. ADR(1)(2)	6,100	270,718
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd., Class A	41,300	209,343
KE Holdings, Inc. ADR(2)	45,200	671,220
Kingboard Holdings, Ltd.	71,200	194,744
Kingboard Laminates Holdings, Ltd.	180,500	170,171
Kingdee International Software Group Co., Ltd.(2)	254,000	341,081
Kingsoft Corp., Ltd.	44,400	175,493
Kunlun Energy Co., Ltd.	330,000	259,960
Kweichow Moutai Co., Ltd., Class A	4,910	1,144,541
Legend Biotech Corp. ADR(2)	5,317	367,033
Lenovo Group, Ltd.	632,000	662,258
Lepu Medical Technology Beijing Co., Ltd., Class A	69,200	215,502
Li Ning Co., Ltd.	70,312	379,698
Longfor Group Holdings, Ltd.(3)	121,500	296,696
LONGi Green Energy Technology Co., Ltd., Class A	241,144	954,111
Luxshare Precision Industry Co., Ltd., Class A	179,851	807,243
Luzhou Laojiao Co., Ltd., Class A	7,900	228,242
Maanshan Iron & Steel Co., Ltd., Class H	1,305,000	230,641

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Portfolio of Investments  — continued

Security	Shares	Value
China (continued)
Meituan, Class B(2)(3)	32,841	$ 514,977
MMG, Ltd.(2)	1,232,000	359,549
NARI Technology Co., Ltd., Class A	96,652	307,772
NetEase, Inc. ADR	7,200	696,168
Nine Dragons Paper Holdings, Ltd.(2)	473,000	292,038
Nongfu Spring Co., Ltd., Class H(1)(3)	93,200	515,818
Orient Overseas International, Ltd.	8,500	114,178
PetroChina Co., Ltd., Class H	3,032,300	2,105,501
PICC Property & Casualty Co., Ltd., Class H	130,000	144,749
Ping An Bank Co., Ltd., Class A	44,700	69,285
Ping An Insurance Group Co. of China, Ltd., Class H	75,046	479,312
Pingdingshan Tianan Coal Mining Co., Ltd., Class A	145,015	150,637
Poly Developments and Holdings Group Co., Ltd., Class A	74,600	133,870
Postal Savings Bank of China Co., Ltd., Class H(3)	136,000	83,865
Qingling Motors Co., Ltd., Class H(2)	1,448,966	139,061
Sanan Optoelectronics Co., Ltd., Class A	53,900	128,311
SDIC Power Holdings Co., Ltd., Class A	112,800	196,631
Shandong Gold Mining Co., Ltd., Class A	86,844	282,002
Shandong Gold Mining Co., Ltd., Class H(3)	56,000	102,931
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	179,200	235,138
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	173,400	344,218
Shanxi Coking Coal Energy Group Co., Ltd., Class A	104,430	131,104
Shenergy Co., Ltd., Class A	227,799	219,357
Shenwan Hongyuan Group Co., Ltd., Class A	139,900	89,141
Shenzhen Energy Group Co., Ltd., Class A	290,352	263,666
Shenzhen Inovance Technology Co., Ltd., Class A	37,700	334,159
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	7,400	306,226
Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	56,300	242,091
Shougang Fushan Resources Group, Ltd.	290,000	73,063
Sichuan Chuantou Energy Co., Ltd., Class A	152,000	315,243
Silergy Corp.	8,000	99,658
Sino Biopharmaceutical, Ltd.	1,422,750	621,635
Sinopec Oilfield Service Corp., Class H(2)	2,725,500	184,778
Sinopec Shanghai Petrochemical Co., Ltd., Class H(2)	1,272,000	199,985
Sinopharm Group Co., Ltd., Class H	138,800	434,513
Smoore International Holdings, Ltd.(1)(3)	144,000	146,968
Sunny Optical Technology Group Co., Ltd.	48,900	490,302
TBEA Co., Ltd., Class A(2)	168,219	517,261
TCL Technology Group Corp., Class A(2)	410,080	222,798
TCL Zhonghuan Renewable Energy Technology Co., Ltd., Class A	25,375	116,140
Tencent Holdings, Ltd.	144,411	6,123,195
Tianqi Lithium Corp., Class A	11,800	114,023
Tianqi Lithium Corp., Class H	13,200	92,267
Security	Shares	Value
China (continued)
Tingyi (Cayman Islands) Holding Corp.	278,000	$ 432,877
Tongwei Co., Ltd., Class A	36,500	172,777
TravelSky Technology, Ltd., Class H	93,000	158,430
Trina Solar Co., Ltd., Class A	15,873	93,284
Trip.com Group, Ltd. ADR(2)	12,900	451,500
Tsingtao Brewery Co., Ltd., Class H	70,000	639,098
Uni-President China Holdings, Ltd.	290,000	244,560
Wanhua Chemical Group Co., Ltd., Class A	41,920	507,251
Want Want China Holdings, Ltd.	391,000	260,053
Weichai Power Co., Ltd., Class H	222,200	326,917
Weimob, Inc.(1)(2)(3)	197,000	96,143
Wuliangye Yibin Co., Ltd., Class A	21,600	487,629
WuXi AppTec Co., Ltd., Class H(3)	29,800	238,830
WuXi Biologics Cayman, Inc.(2)(3)	146,500	704,086
Xiaomi Corp., Class B(2)(3)	738,801	1,015,802
Xinjiang Zhongtai Chemical Co., Ltd., Class A	112,800	100,312
Xinyi Solar Holdings, Ltd.	382,000	443,501
Yangzijiang Financial Holdings, Ltd.(1)	316,000	79,664
Yangzijiang Shipbuilding Holdings, Ltd.	316,000	351,575
Yankuang Energy Group Co., Ltd., Class H(1)	328,000	941,727
Youngor Group Co., Ltd., Class A	80,800	70,232
Yuexiu Property Co., Ltd.	109,000	127,003
Zai Lab, Ltd. ADR(2)	7,289	202,124
Zhaojin Mining Industry Co., Ltd., Class H	278,000	350,780
Zhejiang Expressway Co., Ltd., Class H	274,000	208,492
Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	77,088	195,549
Zhuzhou CRRC Times Electric Co., Ltd., Class H	60,800	227,106
Zijin Mining Group Co., Ltd., Class H	546,000	808,561
ZTE Corp., Class H	172,939	695,061
ZTO Express Cayman, Inc. ADR	21,080	528,686
		$ 72,185,847
Colombia — 1.2%
Banco Davivienda S.A., PFC Shares	19,986	$ 93,947
Bancolombia S.A.	47,685	354,341
Bancolombia S.A. ADR, PFC Shares	18,300	488,244
Cementos Argos S.A.	333,302	271,641
Ecopetrol S.A.	2,609,036	1,338,357
Ecopetrol S.A. ADR(1)	14,000	143,500
Geopark, Ltd.	33,300	330,003
Grupo Argos S.A.	204,810	473,758
Grupo Aval Acciones y Valores S.A., PFC Shares	378,825	44,132
Grupo de Inversiones Suramericana S.A.	40,591	350,276
Grupo Energia Bogota S.A. ESP	865,746	378,731

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Portfolio of Investments  — continued

Security	Shares	Value
Colombia (continued)
Grupo Nutresa S.A.	77,904	$ 979,079
Interconexion Electrica S.A.	195,356	790,923
		$ 6,036,932
Croatia — 0.6%
AD Plastik DD(2)	25,304	$ 447,430
Adris Grupa DD, PFC Shares	5,222	336,264
Arena Hospitality Group DD	2,091	84,848
Atlantic Grupa DD(2)	4,568	249,180
Ericsson Nikola Tesla DD	1,290	294,156
Hrvatski Telekom DD	25,199	693,052
Koncar-Elektroindustrija DD	915	150,744
Plava Laguna DD	217	71,074
Podravka Prehrambena Ind DD	1,999	250,834
Valamar Riviera DD	93,891	458,923
Zagrebacka Banka DD	6,564	84,526
		$ 3,121,031
Czech Republic — 0.5%
CEZ AS	38,844	$ 1,605,571
Colt Cz Group SE	3,902	99,216
Komercni Banka AS	9,623	293,401
Moneta Money Bank AS(3)	44,692	163,641
Philip Morris CR AS	215	164,897
		$ 2,326,726
Egypt — 0.6%
Commercial International Bank Egypt SAE	425,736	$ 706,097
E Finance Investment Group	397,447	220,343
Eastern Co. SAE	811,698	563,110
Egypt Kuwait Holding Co. SAE	563,283	573,576
Egyptian Financial Group-Hermes Holding Co.(2)	263,424	161,308
Egyptian International Pharmaceutical Industries Co.	37,035	32,510
ElSewedy Electric Co.	557,611	372,989
Medinet Nasr Housing	728,217	85,141
Oriental Weavers	309,329	148,714
Talaat Moustafa Group	268,673	78,651
		$ 2,942,439
Estonia — 0.6%
AS Tallink Grupp(2)	3,024,294	$ 1,961,233
AS Tallinna Kaubamaja Grupp	100,792	1,082,348
		$ 3,043,581
Ghana — 0.2%
Aluworks, Ltd.(2)	5,176,100	$ 45,705
Security	Shares	Value
Ghana (continued)
CalBank PLC(2)	341,902	$ 18,111
GCB Bank PLC(2)	1,285,170	363,199
Societe Generale Ghana PLC	1,345,362	70,090
Standard Chartered Bank of Ghana, Ltd.(2)	210,466	239,966
Unilever Ghana PLC(2)	249,000	136,969
		$ 874,040
Greece — 1.4%
Aegean Airlines S.A.(2)	12,038	$ 141,839
Alpha Services and Holdings S.A.(2)	115,150	188,611
Athens Water Supply & Sewage Co. S.A.	7,175	54,247
Costamare, Inc.	13,966	135,051
Eurobank Ergasias Services and Holdings S.A., Class A(2)	302,361	498,166
GEK Terna Holding Real Estate Construction S.A.(2)	16,919	264,662
Hellenic Telecommunications Organization S.A.	69,932	1,198,846
Helleniq Energy Holdings S.A.	23,858	203,891
Holding Co. ADMIE IPTO S.A.	39,952	99,970
HUUUGE, Inc.(2)(3)	19,800	129,791
JUMBO S.A.	30,062	826,842
LAMDA Development S.A.(2)	8,969	65,970
Motor Oil (Hellas) Corinth Refineries S.A.	25,480	645,046
Mytilineos S.A.	16,241	573,394
National Bank of Greece S.A.(2)	60,470	393,079
OPAP S.A.	48,283	841,974
Public Power Corp. S.A.(2)	23,724	270,569
Terna Energy S.A.	5,946	130,998
Titan Cement International S.A.	12,757	241,411
		$ 6,904,357
Hong Kong — 0.3%
China Mengniu Dairy Co., Ltd.(2)	163,000	$ 616,024
China Resources Beer Holdings Co., Ltd.	112,000	740,120
Yuexiu Real Estate Investment Trust(1)	6,757	1,443
		$ 1,357,587
Hungary — 0.7%
Magyar Telekom Telecommunications PLC	60,229	$ 71,362
MOL Hungarian Oil & Gas PLC	118,832	1,040,421
OTP Bank Nyrt.	24,318	864,516
Richter Gedeon Nyrt.	57,834	1,427,782
		$ 3,404,081
Iceland — 0.6%
Arion Banki HF(3)	210,165	$ 210,911
Brim HF	523,945	311,374

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Portfolio of Investments  — continued

Security	Shares	Value
Iceland (continued)
Eik Fasteignafelag HF(2)	1,131,355	$ 93,258
Eimskipafelag Islands HF	20,268	78,878
Festi HF	299,453	375,837
Hagar HF	396,887	192,208
Icelandair Group HF(2)	9,750,113	145,127
Islandsbanki HF	101,860	85,239
Kvika Banki HF	595,941	74,735
Marel HF	131,822	420,164
Reginn HF(2)	787,588	137,706
Reitir Fasteignafelag HF	305,419	171,992
Sildarvinnslan HF	274,152	237,232
Siminn HF	3,091,988	229,120
Sjova-Almennar Tryggingar HF	328,847	80,595
Syn HF	166,726	55,261
		$ 2,899,637
India — 7.2%
ABB India, Ltd.	6,017	$ 324,705
ACC, Ltd.(2)	3,567	79,095
Adani Enterprises, Ltd.	8,725	255,097
Adani Green Energy, Ltd.(2)	9,292	107,284
Adani Ports and Special Economic Zone, Ltd.	31,119	281,389
Adani Power, Ltd.(2)	37,179	113,657
Adani Total Gas, Ltd.	22,093	176,677
Alkem Laboratories, Ltd.	3,800	163,068
Apollo Hospitals Enterprise, Ltd.	6,412	399,246
Ashok Leyland, Ltd.	75,540	154,465
Asian Paints, Ltd.	13,099	537,567
Astral, Ltd.	4,133	100,172
Aurobindo Pharma, Ltd.	23,200	205,940
Avenue Supermarts, Ltd.(2)(3)	4,100	195,129
Axis Bank, Ltd.	25,838	311,344
Bajaj Auto, Ltd.	7,040	403,075
Bajaj Finance, Ltd.	2,000	175,262
Bajaj Finserv, Ltd.	3,900	72,797
Bharat Forge, Ltd.	14,994	153,381
Bharat Petroleum Corp., Ltd.	36,600	163,000
Bharti Airtel, Ltd.	189,500	2,035,598
Biocon, Ltd.	74,752	241,784
Bosch, Ltd.	952	222,228
Britannia Industries, Ltd.	3,000	183,969
CG Power and Industrial Solutions, Ltd.	24,000	110,529
Cipla, Ltd.	39,454	487,667
Colgate-Palmolive (India), Ltd.	7,700	158,914
Container Corp. of India, Ltd.	11,788	95,154
Cummins India, Ltd.	12,500	296,541
Security	Shares	Value
India (continued)
Dabur India, Ltd.	16,400	$ 114,930
Divi's Laboratories, Ltd.	6,919	303,038
DLF, Ltd.	38,758	232,252
Dr. Lal PathLabs, Ltd.(3)	4,214	116,218
Dr. Reddy's Laboratories, Ltd.	11,615	730,712
Eicher Motors, Ltd.	3,700	161,937
Embassy Office Parks REIT	41,800	148,768
Fortis Healthcare, Ltd.(2)	43,036	165,793
GAIL (India), Ltd.	144,000	184,702
GlaxoSmithKline Pharmaceuticals, Ltd.	6,312	109,721
Glenmark Pharmaceuticals, Ltd.	25,658	212,128
Godrej Consumer Products, Ltd.(2)	9,364	123,582
Godrej Properties, Ltd.(2)	10,252	196,693
Grasim Industries, Ltd.	8,195	173,519
Havells India, Ltd.	10,504	164,468
HCL Technologies, Ltd.	42,337	613,870
HDFC Life Insurance Co., Ltd.(3)	29,600	234,172
Hero MotoCorp, Ltd.	7,524	266,987
Hindalco Industries, Ltd.	29,400	151,592
Hindustan Aeronautics, Ltd.	2,700	124,704
Hindustan Petroleum Corp., Ltd.	48,748	162,760
Hindustan Unilever, Ltd.	23,929	781,744
Hindustan Zinc, Ltd.	53,698	201,824
Housing Development Finance Corp., Ltd.	12,986	447,782
ICICI Bank, Ltd.	36,451	417,059
Indian Hotels Co., Ltd.	22,700	108,924
Indian Oil Corp., Ltd.	132,000	147,032
Indian Railway Catering & Tourism Corp., Ltd.	8,800	68,156
IndusInd Bank, Ltd.	5,700	96,006
Info Edge India, Ltd.	5,400	295,879
Infosys, Ltd.	125,109	2,041,347
InterGlobe Aviation, Ltd.(2)(3)	3,500	112,454
ITC, Ltd.	71,847	396,078
Jindal Steel & Power, Ltd.	56,642	402,518
JSW Steel, Ltd.	30,895	295,842
Kotak Mahindra Bank, Ltd.	9,041	203,514
Larsen & Toubro, Ltd.	17,938	542,280
Laurus Labs, Ltd.(3)	50,204	224,274
LTIMindtree, Ltd.(3)	4,839	306,806
Lupin, Ltd.	27,586	302,690
Mahindra & Mahindra, Ltd.	23,285	414,396
Marico, Ltd.	24,500	159,068
Maruti Suzuki India, Ltd.	3,776	451,141
Max Healthcare Institute, Ltd.(2)	45,700	334,702
Mphasis, Ltd.	4,679	108,632
Nestle India, Ltd.	1,365	381,897

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Portfolio of Investments  — continued

Security	Shares	Value
India (continued)
NTPC, Ltd.	178,878	$ 412,807
Page Industries, Ltd.	135	62,229
Persistent Systems, Ltd.	3,800	232,831
Petronet LNG, Ltd.	70,400	191,694
Phoenix Mills, Ltd.	8,500	161,596
PI Industries, Ltd.	3,875	185,096
Pidilite Industries, Ltd.	4,200	133,671
Piramal Enterprises, Ltd.	11,858	136,547
Piramal Pharma, Ltd.(2)	54,032	60,930
Power Grid Corp. of India, Ltd.	104,973	325,772
PVR Inox, Ltd.(2)	5,206	87,413
Reliance Industries, Ltd.	101,212	3,158,722
SBI Life Insurance Co., Ltd.(3)	16,500	263,854
Siemens, Ltd.	7,996	368,391
SRF, Ltd.	3,242	90,802
State Bank of India GDR(5)	1,968	137,896
Sun Pharmaceutical Industries, Ltd.	71,280	913,999
Tata Communications, Ltd.	33,686	657,936
Tata Consultancy Services, Ltd.	33,923	1,369,139
Tata Consumer Products, Ltd.	21,272	223,478
Tata Elxsi, Ltd.	1,500	139,131
Tata Motors, Ltd.	57,286	417,274
Tata Power Co., Ltd. (The)	113,900	308,898
Tata Steel, Ltd.	197,542	270,656
Tech Mahindra, Ltd.	27,077	374,971
Titan Co., Ltd.	14,500	541,202
Torrent Pharmaceuticals, Ltd.	7,900	183,717
Trent, Ltd.	15,500	333,011
Tube Investments of India, Ltd.	2,704	105,066
United Spirits, Ltd.(2)	14,200	158,253
UPL, Ltd.	25,559	214,569
Varun Beverages, Ltd.	22,400	220,323
Vedanta, Ltd.	52,000	177,112
Voltas, Ltd.	14,121	131,163
Wipro, Ltd.	43,053	204,899
WNS Holdings, Ltd. ADR(2)	1,500	110,580
Zee Entertainment Enterprises, Ltd.	92,800	201,112
Zydus Life Sciences, Ltd.	19,960	141,894
		$ 35,547,959
Indonesia — 2.3%
Adaro Energy Indonesia Tbk PT	3,538,300	$ 526,596
Aneka Tambang Tbk PT	1,547,400	201,895
Astra Argo Lestari Tbk PT	213,500	106,226
Astra International Tbk PT	4,279,900	1,941,269
Bank Central Asia Tbk PT	817,600	501,432
Security	Shares	Value
Indonesia (continued)
Bank Mandiri Persero Tbk PT	770,400	$ 268,105
Bank Negara Indonesia Persero Tbk PT	186,700	114,550
Bank Rakyat Indonesia Persero Tbk PT	1,527,228	557,578
Bukit Asam Tbk PT	807,500	144,125
Bumi Serpong Damai Tbk PT(2)	3,520,600	257,446
Charoen Pokphand Indonesia Tbk PT(2)	579,700	203,767
Gudang Garam Tbk PT	100,500	185,079
Indah Kiat Pulp & Paper Tbk PT	574,600	326,616
Indocement Tunggal Prakarsa Tbk PT	157,900	104,807
Indofood CBP Sukses Makmur Tbk PT	340,600	257,828
Indofood Sukses Makmur Tbk PT	819,000	401,595
Jasa Marga (Persero) Tbk PT	881,800	224,261
Kalbe Farma Tbk PT	8,791,300	1,203,105
Mitra Keluarga Karyasehat Tbk PT	935,900	167,839
Perusahaan Gas Negara Tbk PT	1,528,700	133,827
Semen Indonesia Persero Tbk PT	863,000	351,454
Telkom Indonesia Persero Tbk PT	5,936,400	1,588,121
Transcoal Pacific Tbk PT	204,900	95,626
Unilever Indonesia Tbk PT	677,300	192,828
United Tractors Tbk PT	602,400	934,260
Vale Indonesia Tbk PT	515,300	217,472
		$ 11,207,707
Jordan — 0.5%
Arab Bank PLC	153,684	$ 917,322
Arab Potash Co. PLC	16,692	796,975
Capital Bank of Jordan	20,818	61,831
Jordan Islamic Bank	19,244	106,717
Jordan Petroleum Refinery	57,790	444,877
Jordanian Electric Power Co.	64,308	176,322
		$ 2,504,044
Kazakhstan — 0.2%
Halyk Savings Bank of Kazakhstan JSC GDR(5)	78,555	$ 1,101,756
KCell JSC GDR(2)(4)(5)	203,224	0
		$ 1,101,756
Kenya — 0.4%
ABSA Bank Kenya PLC	1,204,620	$ 100,837
East African Breweries PLC	629,576	695,036
Equity Group Holdings PLC	1,017,400	274,733
KCB Group PLC	736,960	152,325
Safaricom PLC	6,618,700	828,780
		$ 2,051,711

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Portfolio of Investments  — continued

Security	Shares	Value
Kuwait — 1.2%
Agility Public Warehousing Co. KSC(2)	365,871	$ 747,486
Boubyan Petrochemicals Co. KSCP	95,970	232,816
Gulf Bank KSCP	96,786	83,754
Humansoft Holding Co. KSC	17,999	217,302
Kuwait Finance House KSCP	582,157	1,419,183
Kuwait Projects Co. Holdings KSCP(2)	309,344	136,033
Mabanee Co. KPSC	226,544	624,145
Mobile Telecommunications Co. KSCP	387,776	655,861
National Bank of Kuwait SAK	496,660	1,514,683
National Industries Group Holding SAK	287,706	190,952
		$ 5,822,215
Lebanon — 0.0%
Bank Audi SAL GDR(2)(4)(5)	15,000	$ 0
		$ 0
Lithuania — 0.3%
Apranga PVA	85,161	$ 244,464
Klaipedos Nafta AB(2)	1,044,642	254,338
Panevezio Statybos Trestas(2)	114,366	62,114
Rokiskio Suris	157,707	505,873
Siauliu Bankas AB	931,034	637,667
		$ 1,704,456
Malaysia — 2.2%
Axiata Group Bhd	392,075	$ 222,986
Bumi Armada Bhd(2)	605,000	61,116
CelcomDigi Bhd	243,800	214,864
CIMB Group Holdings Bhd	147,724	160,350
D&O Green Technologies Bhd	254,800	201,720
Dialog Group Bhd	991,150	438,418
Fraser & Neave Holdings Bhd	26,000	140,671
Gamuda Bhd	171,300	161,663
Genting Bhd	509,700	444,187
Genting Malaysia Bhd	569,900	300,853
Globetronics Technology Bhd	629,566	170,352
Hartalega Holdings Bhd	367,000	148,983
Hibiscus Petroleum Bhd	360,500	67,044
Hong Leong Bank Bhd	26,500	107,791
IGB Real Estate Investment Trust	438,200	156,972
IHH Healthcare Bhd	1,001,200	1,264,488
IJM Corp. Bhd	448,340	143,371
Inari Amertron Bhd	1,398,150	824,663
KPJ Healthcare Bhd	443,100	106,377
Kuala Lumpur Kepong Bhd	29,450	138,849
Mah Sing Group Bhd	659,800	86,988
Security	Shares	Value
Malaysia (continued)
Malayan Banking Bhd	132,286	$ 244,733
Malaysia Airports Holdings Bhd	54,400	80,255
Malaysian Pacific Industries Bhd	11,700	70,110
Maxis Bhd	136,700	120,222
MISC Bhd	55,240	84,814
MR DIY Group M Bhd(3)	547,200	186,701
My EG Services Bhd	3,439,300	554,257
Petronas Dagangan Bhd	100,700	479,152
Petronas Gas Bhd	50,974	182,438
PPB Group Bhd	21,360	72,060
Press Metal Aluminium Holdings Bhd	503,200	507,881
Public Bank Bhd	342,790	283,022
RHB Bank Bhd	70,159	81,704
Riverstone Holdings, Ltd.	446,600	205,158
Sime Darby Bhd	217,645	95,668
Sime Darby Plantation Bhd	207,609	184,905
Sunway Bhd	243,900	82,642
Sunway Real Estate Investment Trust	512,000	171,264
Supermax Corp. Bhd	1,357,600	233,183
Telekom Malaysia Bhd	119,100	125,455
Tenaga Nasional Bhd	132,831	257,705
Top Glove Corp. Bhd(2)	1,545,920	268,930
UMW Holdings Bhd	92,500	74,301
VS Industry Bhd	1,701,750	332,614
Yinson Holdings Bhd	320,000	175,626
		$ 10,717,506
Mauritius — 0.5%
Alteo, Ltd.	383,939	$ 69,503
CIEL, Ltd.	3,055,969	437,342
CIM Financial Services, Ltd.	471,828	103,606
IBL, Ltd.	160,284	154,876
Lavastone, Ltd.	2,649,077	95,664
Lighthouse Properties PLC(1)	824,036	287,074
MCB Group, Ltd.	93,106	640,786
Miwa Sugar, Ltd.	383,939	107,424
Phoenix Beverages, Ltd.	23,053	268,336
Rogers & Co., Ltd.	296,925	193,481
SBM Holdings, Ltd.	806,564	79,759
Terra Mauricia, Ltd.	84,900	41,189
United Basalt Products, Ltd.(2)	64,613	141,922
		$ 2,620,962
Mexico — 5.4%
Alfa SAB de CV, Series A	606,820	$ 375,429
Alpek SAB de CV(1)	57,000	56,644

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Portfolio of Investments  — continued

Security	Shares	Value
Mexico (continued)
Alsea SAB de CV(2)	132,300	$ 430,901
America Movil SAB de CV, Series B	3,529,990	3,831,700
Arca Continental SAB de CV	54,700	561,412
Cemex SAB de CV, Series CPO(2)	1,989,818	1,406,602
Coca-Cola Femsa SAB de CV, Series L	52,310	436,828
Concentradora Fibra Danhos S.A. de CV	243,100	305,207
Controladora AXTEL SAB de CV(1)(2)	606,820	7,799
Corporacion Inmobiliaria Vesta SAB de CV(1)	156,000	506,360
El Puerto de Liverpool SAB de CV, Class C1(1)	53,700	327,621
Empresas ICA SAB de CV(1)(2)(4)	21,849	0
FIBRA Macquarie Mexico(3)	192,600	341,272
Fibra Uno Administracion S.A. de CV	723,967	1,056,957
Fomento Economico Mexicano SAB de CV, Series UBD	187,000	2,069,269
GCC SAB de CV	21,400	182,457
Genomma Lab Internacional SAB de CV, Class B	144,400	111,187
Grupo Aeroportuario del Centro Norte SAB de CV	52,500	558,217
Grupo Aeroportuario del Pacifico SAB de CV, Class B	61,900	1,113,998
Grupo Aeroportuario del Sureste SAB de CV, Class B	33,164	927,069
Grupo Bimbo SAB de CV, Series A(1)	137,408	738,055
Grupo Carso SAB de CV, Series A1(1)	119,700	865,040
Grupo Elektra SAB de CV	13,419	899,513
Grupo Financiero Banorte SAB de CV, Class O	149,800	1,232,391
Grupo Financiero Inbursa SAB de CV, Class O(1)(2)	266,716	631,224
Grupo Mexico SAB de CV, Series B	419,856	2,018,704
Grupo Televisa SAB, Series CPO(1)	260,471	267,212
Industrias Penoles SAB de CV(1)(2)	25,249	353,887
Kimberly-Clark de Mexico SAB de CV, Class A	243,410	543,076
Nemak SAB de CV(2)(3)	660,416	156,645
Operadora de Sites Mexicanos S.A. de CV	233,764	221,514
Orbia Advance Corporation, SAB de CV	138,967	297,549
Prologis Property Mexico S.A. de CV	135,900	503,045
Promotora y Operadora de Infraestructura SAB de CV	47,150	473,180
Sitios Latinoamerica SAB de CV(1)(2)	226,904	90,804
Ternium S.A. ADR	7,422	294,282
TF Administradora Industrial S de RL de CV	208,000	396,873
Wal-Mart de Mexico SAB de CV, Series V	504,364	2,000,425
		$ 26,590,348
Morocco — 0.6%
Attijariwafa Bank	13,579	$ 608,747
Bank of Africa	8,812	158,462
Banque Centrale Populaire	4,384	116,679
Co Sucrerie Marocaine et de Raffinage	21,862	430,501
Itissalat AI-Maghrib	57,814	554,743
Label Vie	406	188,133
LafargeHolcim Maroc S.A.(2)	2,107	378,253
Security	Shares	Value
Morocco (continued)
Managem S.A.(2)	1,189	$ 235,691
Societe d'Exploitation des Ports(2)	14,086	360,297
TAQA Morocco S.A.	1,079	110,623
		$ 3,142,129
Nigeria — 1.1%
Access Bank PLC(4)	26,760,148	$ 470,854
Dangote Cement PLC(4)	3,691,985	1,114,199
Dangote Sugar Refinery PLC(4)	4,385,654	116,108
FBN Holdings PLC(2)(4)	21,879,762	395,630
Guaranty Trust Holding Co. PLC(4)	13,844,766	513,528
Lafarge Africa PLC(4)	3,044,633	95,096
MTN Nigeria Communications PLC(4)	1,288,600	373,470
Nestle Nigeria PLC(4)	496,712	616,013
Nigerian Breweries PLC(4)	6,834,281	326,026
SEPLAT Energy PLC(4)	412,500	623,757
Stanbic IBTC Holdings PLC(4)	3,647,728	208,611
Transnational Corp. of Nigeria PLC(4)	22,334,373	83,079
United Bank for Africa PLC(4)	20,664,553	268,532
Zenith Bank PLC(4)	12,379,456	450,119
		$ 5,655,022
Oman — 0.6%
Al Anwar Ceramic Tiles Co. SAOG	72,000	$ 49,755
Bank Dhofar SAOG	227,558	102,614
Bank Muscat SAOG	1,226,680	879,886
Bank Nizwa SAOG	634,842	158,343
National Bank of Oman SAOG	263,458	191,432
Oman Cement Co. SAOG	99,831	93,962
Oman Flour Mills Co. SAOG	72,230	100,537
Oman Telecommunications Co. SAOG	244,062	626,283
Omani Qatari Telecommunications Co. SAOG	204,765	197,181
Renaissance Services SAOG	235,753	235,150
Sembcorp Salalah Power & Water Co. SAOG	377,934	94,063
Sohar International Bank SAOG	614,265	171,393
		$ 2,900,599
Pakistan — 0.5%
Engro Corp., Ltd.	111,735	$ 101,340
Fauji Fertilizer Co., Ltd.	369,388	127,140
Habib Bank, Ltd.	265,733	67,758
Hub Power Co., Ltd. (The)	588,200	142,347
IBEX Holdings, Ltd.(2)	15,400	326,942
Lucky Cement, Ltd.(2)	73,116	133,657
Mari Petroleum Co., Ltd.	35,322	186,196
MCB Bank, Ltd.	142,514	56,415

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Portfolio of Investments  — continued

Security	Shares	Value
Pakistan (continued)
Meezan Bank, Ltd.	116,683	$ 35,064
Millat Tractors, Ltd.	145,165	198,752
Nishat Mills, Ltd.	293,849	57,650
Oil & Gas Development Co., Ltd.	608,469	164,969
Pakistan Oilfields, Ltd.	75,814	106,159
Pakistan Petroleum, Ltd.	859,760	176,193
Pakistan State Oil Co., Ltd.	238,814	91,813
Systems, Ltd.	213,759	299,931
TRG Pakistan(2)	538,267	172,940
United Bank, Ltd.	92,992	38,096
		$ 2,483,362
Panama — 0.3%
Banco Latinoamericano de Comercio Exterior S.A., Class E	24,400	$ 538,264
Copa Holdings S.A., Class A	6,808	752,829
		$ 1,291,093
Peru — 1.3%
Alicorp SAA	134,845	$ 232,687
Cia de Minas Buenaventura SAA ADR	128,156	941,947
Credicorp, Ltd.	13,296	1,963,021
Enel Generacion Peru SAA	170,679	181,135
Ferreycorp SAA	615,918	373,515
InRetail Peru Corp.(3)	8,309	284,999
Southern Copper Corp.	32,655	2,342,670
		$ 6,319,974
Philippines — 2.3%
Aboitiz Equity Ventures, Inc.	243,100	$ 239,799
Aboitiz Power Corp.	889,800	620,627
ACEN Corp.(2)	1,520,984	149,052
Alliance Global Group, Inc.	413,400	100,628
Ayala Corp.	30,528	347,183
Ayala Land, Inc.	811,008	358,775
Ayala Land, Inc. GDR, PFC Shares(4)	3,534,608	0
Bank of the Philippine Islands	181,378	358,151
BDO Unibank, Inc.	192,414	481,820
Bloomberry Resorts Corp.(2)	1,119,700	225,522
Century Pacific Food, Inc.	830,600	385,306
First Philippine Holdings Corp.	83,010	92,558
Globe Telecom, Inc.	14,344	450,911
International Container Terminal Services, Inc.	119,320	440,701
JG Summit Holdings, Inc.	407,372	329,107
Jollibee Foods Corp.	242,450	1,051,881
Manila Electric Co.	103,684	629,950
Security	Shares	Value
Philippines (continued)
Megaworld Corp.	2,140,300	$ 77,398
Metropolitan Bank & Trust Co.	159,419	161,286
Monde Nissin Corp.(3)	907,800	131,972
Nickel Asia Corp.	1,308,988	142,207
PLDT, Inc.	38,900	921,520
Puregold Price Club, Inc.	369,440	197,118
Robinsons Land Corp.	263,415	68,308
San Miguel Corp.	74,510	142,247
Semirara Mining & Power Corp.	464,520	236,053
SM Investments Corp.	63,130	1,061,160
SM Prime Holdings, Inc.	1,573,550	939,072
Universal Robina Corp.	457,900	1,143,057
		$ 11,483,369
Poland — 2.7%
11 bit studios S.A.(2)	831	$ 145,108
Allegro.eu S.A.(2)(3)	94,667	745,946
Asseco Poland S.A.	39,748	784,900
Bank Millennium S.A.(2)	92,916	131,750
Bank Polska Kasa Opieki S.A.	19,524	532,549
Budimex S.A.	11,867	1,048,709
CCC S.A.(2)	12,600	130,718
CD Projekt S.A.(1)	17,961	684,519
Cyfrowy Polsat S.A.	88,607	359,958
Dino Polska S.A.(2)(3)	12,488	1,459,016
Grupa Kety S.A.	2,166	328,410
InPost S.A.(2)	37,200	403,719
Jastrzebska Spolka Weglowa S.A.(2)	8,300	81,836
KGHM Polska Miedz S.A.	25,007	692,423
KRUK S.A.(2)	2,076	208,442
LPP S.A.(2)	276	951,408
Mabion S.A.(2)	20,058	81,189
mBank S.A.(2)	1,527	152,644
Neuca S.A.(2)	900	168,854
Orange Polska S.A.	221,853	381,539
PGE S.A.(2)	265,013	473,196
Polski Koncern Naftowy ORLEN S.A.	115,772	1,834,951
Powszechna Kasa Oszczednosci Bank Polski S.A.	75,374	670,833
Powszechny Zaklad Ubezpieczen S.A.	57,144	554,276
Santander Bank Polska S.A.(2)	3,400	325,577
Tauron Polska Energia S.A.(2)	414,109	280,272
		$ 13,612,742
Qatar — 1.2%
Al Meera Consumer Goods Co.	28,548	$ 110,003
Barwa Real Estate Co.	320,609	230,224

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Portfolio of Investments  — continued

Security	Shares	Value
Qatar (continued)
Commercial Bank PSQC (The)	116,405	$ 186,644
Gulf International Services QSC	460,440	232,494
Industries Qatar QSC	267,679	831,893
Masraf Al Rayan QSC	186,973	132,307
Medicare Group	83,820	148,206
Mesaieed Petrochemical Holding Co.	705,600	371,610
Ooredoo QPSC	112,086	336,589
Qatar Aluminum Manufacturing Co.	276,600	97,495
Qatar Electricity & Water Co. QSC	73,498	351,462
Qatar Fuel QSC	38,116	178,825
Qatar Gas Transport Co., Ltd.	621,419	694,558
Qatar Insurance Co.(2)	126,000	76,354
Qatar International Islamic Bank	65,027	179,742
Qatar Islamic Bank SAQ	70,363	343,923
Qatar National Bank QPSC	182,353	774,741
Qatar National Cement Co. QSC	133,280	141,866
United Development Co. QSC	491,981	154,867
Vodafone Qatar QSC	395,921	202,928
		$ 5,776,731
Romania — 0.6%
Banca Transilvania S.A.(2)	150,597	$ 687,640
BRD-Groupe Societe Generale S.A.(2)	85,565	249,021
OMV Petrom S.A.	8,501,914	935,917
Societatea Energetica Electrica S.A.	51,840	96,936
Societatea Nationala de Gaze Naturale ROMGAZ S.A. GDR	64,136	624,751
Societatea Nationala Nuclearelectrica S.A.	18,481	181,489
Transelectrica S.A.(2)	17,232	95,634
Transgaz S.A. Medias	60,672	235,610
		$ 3,106,998
Russia (6) — 0.0%
Aeroflot PJSC(2)(4)	91,240	$ 0
Etalon Group PLC GDR(2)(4)(5)	78,319	0
Evraz PLC(2)(4)	124,952	0
Federal Grid Co. Unified Energy System PJSC(2)(4)	202,080,946	0
Globaltrans Investment PLC GDR(2)(4)(5)(7)	136,358	0
Globaltrans Investment PLC GDR(2)(4)(5)(7)	77	0
Inter RAO UES PJSC(4)	13,202,001	0
Magnit PJSC(2)(4)	30,561	0
Magnitogorsk Iron & Steel Works PJSC(2)(4)	240,670	0
MMC Norilsk Nickel PJSC(2)(4)	9,610	0
Mobile TeleSystems PJSC(4)	175,093	0
Moscow Exchange MICEX-RTS PJSC(4)	55,681	0
Mosenergo PJSC(4)	5,882,962	0
Security	Shares	Value
Russia (continued)
Novatek PJSC(4)	64,840	$ 0
OGK-2 PJSC(4)	20,114,000	0
PhosAgro PJSC(4)	5,758	0
PhosAgro PJSC GDR(4)(5)	112	0
PhosAgro PJSC GDR(2)(4)(5)	2	0
PIK Group PJSC(2)(4)	83,050	0
Rostelecom PJSC(4)	154,538	0
RusHydro PJSC(4)	51,763,952	0
Sberbank of Russia PJSC(4)	371,510	0
Severstal PAO GDR(2)(4)(5)	40,244	0
Sistema PJSFC(2)(4)	595,500	0
Surgutneftegas PJSC, PFC Shares(4)	388,817	0
Transneft PJSC, PFC Shares(4)	70	0
Unipro PJSC(2)(4)	5,780,000	0
Yandex NV, Class A(2)(4)	90,000	0
		$ 0
Saudi Arabia — 5.5%
Abdullah Al Othaim Markets Co.	80,310	$ 300,167
Advanced Petrochemical Co.	6,812	80,784
Al Babtain Power & Telecommunication Co.	16,768	131,350
Al Hammadi Holding	27,426	447,572
Al Jouf Agricultural Development Co.	5,930	85,217
Al Rajhi Bank	38,410	751,767
Alandalus Property Co.	23,113	124,236
Aldrees Petroleum and Transport Services Co.	13,665	455,843
Alinma Bank	26,817	241,029
Almarai Co. JSC	47,501	769,457
Arabian Centres Co., Ltd.	26,200	155,442
Arabian Internet & Communications Services Co.	2,019	174,124
Arriyadh Development Co.	42,294	228,231
Aseer Trading Tourism & Manufacturing Co.(2)	25,344	87,461
Ayyan Investment Co.(2)	15,815	83,609
Bank AlBilad	16,670	172,930
Banque Saudi Fransi	14,851	165,902
Batic Investments and Logistic Co.(2)	116,000	76,560
Bawan Co.	19,236	187,641
BinDawood Holding Co.	8,228	162,809
Dallah Healthcare Co.	10,498	471,677
Dar Al Arkan Real Estate Development Co.(2)	162,664	671,876
Dr Sulaiman Al Habib Medical Services Group Co.	26,211	2,005,396
Dur Hospitality Co.(2)	23,004	170,834
Emaar Economic City(2)	151,471	379,518
Etihad Etisalat Co.	44,585	571,950
Herfy Food Services Co.	12,431	124,142
Jadwa REIT Saudi Fund	53,274	190,502

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Portfolio of Investments  — continued

Security	Shares	Value
Saudi Arabia (continued)
Jarir Marketing Co.	216,210	$ 955,651
Leejam Sports Co. JSC	13,120	452,859
Maharah Human Resources Co.	7,680	115,812
Middle East Healthcare Co.(2)	21,820	412,130
Mouwasat Medical Services Co.	15,966	1,035,135
National Agriculture Development Co. (The)(2)	21,203	234,147
National Gas & Industrialization Co.	15,924	276,167
National Medical Care Co.	7,751	265,574
Rabigh Refining & Petrochemical Co.(2)	18,860	58,294
Riyad Bank	44,209	399,190
Riyad REIT Fund	60,724	145,580
SABIC Agri-Nutrients Co.	7,322	254,321
Sahara International Petrochemical Co.	13,750	137,319
Saudi Airlines Catering Co.	13,013	343,927
Saudi Arabian Mining Co.(2)	41,091	464,214
Saudi Arabian Oil Co.(3)	327,335	2,835,392
Saudi Automotive Services Co.	34,664	542,680
Saudi Basic Industries Corp.	26,677	631,492
Saudi Ceramic Co.	14,766	132,221
Saudi Chemical Co. Holding	205,610	207,925
Saudi Co. for Hardware CJSC(2)	7,800	74,644
Saudi Electricity Co.	277,959	1,681,829
Saudi Ground Services Co.(2)	28,577	262,955
Saudi Industrial Investment Group	13,394	95,493
Saudi Industrial Services Co.	15,031	116,733
Saudi Kayan Petrochemical Co.(2)	56,284	208,246
Saudi National Bank (The)	64,412	635,278
Saudi Public Transport Co.(2)	15,777	80,860
Saudi Real Estate Co.(2)	42,607	159,351
Saudi Research & Media Group(2)	4,167	210,344
Saudi Telecom Co.	174,232	2,031,498
Saudia Dairy & Foodstuff Co.	4,822	410,078
Savola Group (The)	59,642	663,371
Seera Group Holding(2)	55,132	390,889
United Electronics Co.	18,141	355,532
United International Transportation Co.	15,521	305,311
Yanbu National Petrochemical Co.	8,737	111,097
		$ 27,161,565
Slovenia — 0.6%
Cinkarna Celje DD(2)	1,730	$ 46,845
Krka dd Novo mesto	20,054	2,539,100
Luka Koper	1,451	49,220
Nova Ljubljanska Banka DD(3)	1,700	136,603
Petrol DD	8,040	211,442
Security	Shares	Value
Slovenia (continued)
Pozavarovalnica Sava DD	5,934	$ 157,467
Zavarovalnica Triglav DD	3,019	115,787
		$ 3,256,464
South Africa — 4.1%
Altron, Ltd., Class A	163,786	$ 67,651
Anglo American Platinum, Ltd.	3,440	155,500
AngloGold Ashanti, Ltd.	8,639	182,864
AngloGold Ashanti, Ltd. ADR	5,299	111,756
Aspen Pharmacare Holdings, Ltd.	193,502	1,887,559
AVI, Ltd.	44,358	160,175
Barloworld, Ltd.(1)	52,046	235,937
Bid Corp., Ltd.	34,613	760,563
Bidvest Group, Ltd. (The)	178,962	2,489,758
Clicks Group, Ltd.(1)	35,599	494,197
Discovery, Ltd.(2)	21,152	163,931
Equites Property Fund, Ltd.	201,368	123,576
Exxaro Resources, Ltd.	36,655	319,699
FirstRand, Ltd.	257,541	938,423
Fortress Real Estate Investments, Ltd., Class A(2)	294,436	201,000
Gold Fields, Ltd.	38,870	540,385
Growthpoint Properties, Ltd.	460,935	285,307
Hyprop Investments, Ltd.	154,616	252,669
Impala Platinum Holdings, Ltd.	54,907	365,791
Investec Property Fund, Ltd.	204,859	80,755
Kumba Iron Ore, Ltd.	7,137	167,730
Lesaka Technologies, Inc.(2)	20,900	79,629
Life Healthcare Group Holdings, Ltd.	312,757	341,110
MiX Telematics, Ltd. ADR	11,300	71,416
Momentum Metropolitan Holdings	55,756	53,555
Mr Price Group, Ltd.	16,841	128,463
MTN Group, Ltd.	205,432	1,509,380
MultiChoice Group, Ltd.	52,660	267,352
Naspers, Ltd., Class N	16,328	2,949,835
NEPI Rockcastle NV	96,719	566,048
Netcare, Ltd.	234,904	179,897
Pick'n Pay Stores, Ltd.	61,328	126,586
PSG Konsult, Ltd.	311,088	218,043
Redefine Properties, Ltd.	1,436,323	250,633
Resilient REIT, Ltd.	80,290	180,691
Reunert, Ltd.	55,719	173,880
Sanlam, Ltd.	47,771	147,864
Santam, Ltd.	7,291	112,225
Sasol, Ltd.	27,126	336,070
Shoprite Holdings, Ltd.	57,942	694,990
Sibanye Stillwater, Ltd.	143,547	221,397

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Portfolio of Investments  — continued

Security	Shares	Value
South Africa (continued)
SPAR Group, Ltd. (The)	30,000	$ 167,617
Standard Bank Group, Ltd.	30,572	288,646
Telkom S.A. SOC, Ltd.(2)	68,155	114,636
Thungela Resources, Ltd.	30,000	235,328
Tiger Brands, Ltd.(1)	16,500	146,055
Vodacom Group, Ltd.	87,296	543,967
Vukile Property Fund, Ltd.(1)	369,342	245,587
Woolworths Holdings, Ltd.	68,586	260,344
		$ 20,596,470
South Korea — 4.8%
ABLBio, Inc.(2)	6,502	$ 96,409
AMOREPACIFIC Corp.	2,754	204,995
AMOREPACIFIC Group	5,071	101,633
BGF Retail Co., Ltd.	905	120,217
Bukwang Pharmaceutical Co., Ltd.(2)	8,877	48,524
Celltrion Healthcare Co., Ltd.	8,614	431,269
Celltrion Pharm, Inc.(2)	2,698	157,363
Celltrion, Inc.	7,251	846,341
Chabiotech Co., Ltd.(2)	12,772	138,646
Cheil Worldwide, Inc.	11,267	155,548
CJ CheilJedang Corp.	810	165,986
CJ Corp.	1,100	57,079
Coupang, Inc.(2)	6,700	116,580
Coway Co., Ltd.	3,444	115,087
Daewoo Industrial Development Co., Ltd.(2)	3,501	3,313
DL E&C Co., Ltd.	4,736	125,573
DL Holdings Co., Ltd.	1,888	59,406
E-MART, Inc.	1,921	112,481
GeneOne Life Science, Inc.(2)	16,222	48,231
Green Cross Corp.	1,257	109,946
GS Holdings Corp.	2,483	69,207
Hana Financial Group, Inc.	6,353	189,653
Hankook Tire and Technology Co., Ltd.	5,992	157,205
Hanmi Pharm Co., Ltd.	1,335	313,665
Hanmi Science Co., Ltd.	3,183	80,376
Hanwha Corp.	6,800	155,232
Hanwha Galleria Corp.(2)	9,884	11,379
Hanwha Solutions Corp.(2)	8,764	282,619
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.(2)	1,784	158,589
HLB Life Science Co., Ltd.(2)	16,378	127,093
HMM Co., Ltd.	6,394	91,940
Hotel Shilla Co., Ltd.	2,448	136,994
Hyosung TNC Corp.	213	61,869
Hyundai Engineering & Construction Co., Ltd.	3,203	93,108
Security	Shares	Value
South Korea (continued)
Hyundai Glovis Co., Ltd.	1,372	$ 206,562
Hyundai Mobis Co., Ltd.	2,818	498,918
Hyundai Motor Co.	6,125	963,428
Kakao Corp.	8,069	303,071
Kangwon Land, Inc.	9,384	124,270
KB Financial Group, Inc.	4,943	179,405
Kia Corp.	10,062	677,787
KIWOOM Securities Co., Ltd.	2,085	140,893
Korea Zinc Co., Ltd.	295	109,573
Korean Air Lines Co., Ltd.	6,176	114,572
KT&G Corp.	5,917	371,685
Kumho Petrochemical Co., Ltd.	1,229	124,274
L&F Co., Ltd.	386	71,841
LegoChem Biosciences, Inc.(2)	4,397	122,567
LG Chem, Ltd.	1,592	810,426
LG Corp.	5,307	355,889
LG Display Co., Ltd.(2)	8,289	99,623
LG Electronics, Inc.	4,500	435,548
LG H&H Co., Ltd.	582	203,389
LG Innotek Co., Ltd.	1,100	260,580
LG Uplus Corp.	22,484	183,456
Lotte Chemical Corp.	827	97,331
LS Corp.	3,961	280,741
Naturecell Co., Ltd.(2)	9,815	61,788
Naver Corp.	5,654	791,474
NCSoft Corp.	883	198,847
Nong Shim Co., Ltd.	480	144,945
Orion Corp. of Republic of Korea	2,576	234,930
POSCO Holdings, Inc.	2,529	748,462
S1 Corp.	2,867	116,342
Samsung Biologics Co., Ltd.(2)(3)	1,264	715,648
Samsung C&T Corp.	1,958	157,587
Samsung Electro-Mechanics Co., Ltd.	1,336	147,499
Samsung Electronics Co., Ltd.	84,582	4,657,358
Samsung SDI Co., Ltd.	1,221	623,485
Samsung SDS Co., Ltd.	659	61,774
SD Biosensor, Inc.	5,775	53,770
Seegene, Inc.	3,878	60,743
Shinhan Financial Group Co., Ltd.	5,915	152,916
Shinsegae, Inc.	779	105,670
SK Biopharmaceuticals Co., Ltd.(2)	1,761	108,519
SK Chemicals Co., Ltd.	1,155	61,740
SK Hynix, Inc.	9,559	839,896
SK Innovation Co., Ltd.(2)	7,056	855,428
SK Telecom Co., Ltd.	3,158	111,748
SK, Inc.	1,665	188,868

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Portfolio of Investments  — continued

Security	Shares	Value
South Korea (continued)
S-Oil Corp.	4,000	$ 203,244
ST Pharm Co., Ltd.	1,947	114,195
Yuhan Corp.	6,728	308,844
Zyle Motors Corp.(2)(4)	4,895	0
		$ 23,705,105
Sri Lanka — 0.6%
Access Engineering PLC(2)	1,978,107	$ 106,851
Alumex PLC	2,884,726	89,185
Browns Investments PLC(2)	10,592,107	203,205
Ceylon Tobacco Co. PLC	96,609	257,506
Chevron Lubricants Lanka PLC	216,091	62,730
Commercial Bank of Ceylon PLC	392,468	86,087
Dialog Axiata PLC(2)	9,641,167	323,344
Expolanka Holdings PLC	565,978	242,574
Hatton National Bank PLC	310,222	141,156
Hayleys PLC	255,312	64,533
Hemas Holdings PLC	342,755	77,580
John Keells Holdings PLC	812,055	395,795
Lanka IOC PLC	232,155	98,630
Melstacorp PLC	555,767	106,269
National Development Bank PLC(2)	552,453	89,842
Nations Trust Bank PLC(2)	333,382	77,024
Nestle Lanka PLC	15,593	56,845
Piramal Glass Ceylon PLC(2)	1,161,908	88,368
Sampath Bank PLC	854,361	155,736
Teejay Lanka PLC	1,870,121	185,643
Tokyo Cement Co. Lanka PLC	531,723	81,886
		$ 2,990,789
Taiwan — 7.2%
Accton Technology Corp.	13,000	$ 146,227
Advantech Co., Ltd.	15,357	202,186
AirTAC International Group	10,000	330,486
ASE Technology Holding Co., Ltd.	77,247	274,702
Asia Cement Corp.	125,967	179,839
Asustek Computer, Inc.	18,174	183,994
AUO Corp.	145,600	87,379
Bizlink Holding, Inc.	17,434	180,755
Bora Pharmaceuticals Co., Ltd.	9,000	225,441
Catcher Technology Co., Ltd.	27,100	152,902
Cathay Financial Holding Co., Ltd.	193,989	269,304
Center Laboratories, Inc.	140,050	249,727
Chailease Holding Co., Ltd.(2)	32,650	214,667
Cheng Loong Corp.	97,000	106,220
Cheng Shin Rubber Industry Co., Ltd.	186,010	240,278
Security	Shares	Value
Taiwan (continued)
China Airlines, Ltd.	272,963	$ 230,502
China Development Financial Holding Corp.(2)	290,000	115,591
China Petrochemical Development Corp.(2)	407,426	128,395
China Steel Corp.	579,815	548,287
Chroma ATE, Inc.	20,000	161,405
Chung-Hsin Electric & Machinery Manufacturing Corp.	49,000	216,442
Chunghwa Telecom Co., Ltd.	437,780	1,639,667
Compal Electronics, Inc.	138,000	129,794
CTBC Financial Holding Co., Ltd.	222,000	177,527
Delta Electronics, Inc.	31,356	347,497
E Ink Holdings, Inc.	25,000	181,858
E.Sun Financial Holding Co., Ltd.	165,256	138,457
Eclat Textile Co., Ltd.	17,000	273,365
EirGenix, Inc.(2)	33,000	118,930
Eternal Materials Co., Ltd.	90,250	93,783
EVA Airways Corp.	223,334	286,520
Evergreen Marine Corp.	115,113	347,009
Far Eastern Department Stores, Ltd.	176,642	136,236
Far Eastern New Century Corp.	470,313	505,726
Far EasTone Telecommunications Co., Ltd.	184,776	466,656
Feng Hsin Steel Co., Ltd.	40,000	91,620
Feng TAY Enterprise Co., Ltd.	45,000	284,677
First Financial Holding Co., Ltd.	182,896	162,666
Formosa Chemicals & Fibre Corp.	213,755	461,036
Formosa Petrochemical Corp.	217,153	588,659
Formosa Plastics Corp.	199,959	550,820
Formosa Taffeta Co., Ltd.	193,000	173,738
Fubon Financial Holding Co., Ltd.	94,971	185,898
Fulgent Sun International Holding Co., Ltd.	25,000	111,024
Gamania Digital Entertainment Co., Ltd.	52,000	137,018
Giant Manufacturing Co., Ltd.	25,420	188,633
Globalwafers Co., Ltd.	7,000	112,340
Goldsun Building Materials Co., Ltd., Class C	143,000	126,447
Grape King Bio, Ltd.	17,000	91,788
Great Wall Enterprise Co., Ltd.(1)(2)	110,602	189,632
Highwealth Construction Corp.	215,423	295,300
Hiwin Technologies Corp.	19,233	147,292
Hon Hai Precision Industry Co., Ltd.	170,806	621,006
Hota Industrial Manufacturing Co., Ltd.(2)	47,000	108,875
Hotai Motor Co., Ltd.	32,000	837,423
Hua Nan Financial Holdings Co., Ltd., Class C	176,479	125,999
Huaku Development Co., Ltd.	33,000	95,589
Innolux Corp.	186,965	92,024
International Games System Co., Ltd., Class C	18,000	358,704
Kenda Rubber Industrial Co., Ltd.	107,000	110,429
Kinpo Electronics, Inc.	229,000	108,852

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Portfolio of Investments  — continued

Security	Shares	Value
Taiwan (continued)
Largan Precision Co., Ltd.	2,042	$ 140,076
Lien Hwa Industrial Holdings Corp.	102,200	222,858
Lite-On Technology Corp. ADR	57,000	189,807
Lotus Pharmaceutical Co., Ltd.(2)	41,000	430,144
Makalot Industrial Co., Ltd.	14,000	136,154
MediaTek, Inc.	21,664	479,551
Medigen Vaccine Biologics Corp.(2)	78,477	155,419
Mega Financial Holding Co., Ltd.	187,155	229,692
Merida Industry Co., Ltd.	44,907	321,088
Microbio Co., Ltd.	109,309	203,211
Micro-Star International Co.	22,000	125,097
momo.com, Inc.	7,800	172,859
Nan Kang Rubber Tire Co., Ltd.(2)	100,819	127,722
Nan Ya Plastics Corp.	212,378	495,401
Nanya Technology Corp.	51,165	116,644
Nien Made Enterprise Co., Ltd.	27,000	297,615
Novatek Microelectronics Corp.	15,479	212,529
OBI Pharma, Inc.(2)	46,742	146,416
Panion & BF Biotech, Inc.(2)	19,000	81,995
Pegatron Corp.	36,486	87,844
Pegavision Corp.	8,000	88,826
PharmaEngine, Inc.	25,000	78,595
PharmaEssentia Corp.(2)	29,000	316,346
Pharmally International Holding Co., Ltd.(2)(4)	38,000	0
Polaris Group(2)	80,000	210,052
Pou Chen Corp.	321,309	325,682
President Chain Store Corp.	59,716	542,283
Quanta Computer, Inc.	35,000	170,935
Realtek Semiconductor Corp.	17,542	218,725
Ruentex Development Co., Ltd.	193,138	223,591
Ruentex Industries, Ltd.	76,421	148,061
Sanyang Motor Co., Ltd.	131,000	377,643
Shanghai Commercial & Savings Bank, Ltd.	105,184	153,469
Silicon Motion Technology Corp. ADR	2,100	150,906
Simplo Technology Co., Ltd.	12,652	133,817
Sino-American Silicon Products, Inc.	18,000	93,875
SinoPac Financial Holdings Co., Ltd.	265,270	148,027
Standard Foods Corp.	129,000	172,257
Synmosa Biopharma Corp.	81,413	115,138
Synnex Technology International Corp.	30,569	57,015
TA Chen Stainless Pipe Co.	119,180	181,662
TaiDoc Technology Corp.	20,000	119,615
Tainan Spinning Co., Ltd.	359,407	190,727
Taishin Financial Holding Co., Ltd.	274,000	166,790
Taiwan Cement Corp.	288,497	353,099
Taiwan Cooperative Financial Holding Co., Ltd.	217,000	195,803
Security	Shares	Value
Taiwan (continued)
Taiwan Fertilizer Co., Ltd.	53,000	$ 103,113
Taiwan High Speed Rail Corp.	159,000	164,232
Taiwan Hon Chuan Enterprise Co., Ltd.	42,000	142,555
Taiwan Mobile Co., Ltd.	190,858	586,243
Taiwan Semiconductor Manufacturing Co., Ltd.	257,747	4,761,442
Tatung Co., Ltd. (2)	171,000	298,568
TCI Co., Ltd.	17,000	97,066
Tong Yang Industry Co., Ltd.	86,000	145,877
TTY Biopharm Co., Ltd.	48,780	122,864
Tung Ho Steel Enterprise Corp.	49,000	93,753
Unimicron Technology Corp.	39,000	221,780
Uni-President Enterprises Corp.	557,588	1,367,105
United Microelectronics Corp.	188,323	295,895
Vanguard International Semiconductor Corp.	32,544	92,422
Voltronic Power Technology Corp.	6,000	379,452
Walsin Lihwa Corp.	326,980	432,125
Wan Hai Lines, Ltd.	84,000	159,935
Wistron Corp.	125,000	364,720
Wiwynn Corp.	3,000	137,107
Yageo Corp.	6,431	101,883
Yang Ming Marine Transport Corp.(2)	87,000	176,682
YFY, Inc.	101,000	121,042
Yieh Phui Enterprise Co., Ltd.	88,465	44,701
Yuanta Financial Holding Co., Ltd.	274,834	204,399
Yulon Motor Co., Ltd.	92,928	247,058
YungShin Global Holding Corp.	59,000	82,664
		$ 35,894,987
Thailand — 4.4%
Advanced Info Service PCL(8)	158,500	$ 957,692
Airports of Thailand PCL(2)(8)	468,700	952,476
Amata Corp. PCL(8)	203,300	127,504
AP Thailand PCL(8)	549,560	178,402
Bangkok Bank PCL(8)	42,500	191,472
Bangkok Chain Hospital PCL(8)	621,500	310,753
Bangkok Dusit Medical Services PCL, Class F(8)	1,796,700	1,408,928
Bangkok Expressway & Metro PCL(8)	741,054	178,926
Banpu PCL(8)	294,200	73,581
Berli Jucker PCL(8)	219,700	215,789
BTS Group Holdings PCL(8)	1,033,700	217,517
Bumrungrad Hospital PCL(8)	203,300	1,297,363
Central Pattana PCL(8)	214,700	397,519
Central Retail Corp. PCL(8)	442,800	488,362
CH. Karnchang PCL(8)	194,800	106,121
Charoen Pokphand Foods PCL(8)	222,900	123,932
Chularat Hospital PCL(8)	3,340,700	282,927

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Portfolio of Investments  — continued

Security	Shares	Value
Thailand (continued)
CP ALL PCL(8)	314,900	$ 555,882
Delta Electronics (Thailand) PCL	1,767,000	4,599,614
Electricity Generating PCL(8)	15,400	56,745
Energy Absolute PCL(8)	131,900	212,404
Global Power Synergy PCL(8)	76,700	117,666
Gulf Energy Development PCL(8)	418,400	552,683
Hana Microelectronics PCL(8)	203,400	272,357
Home Product Center PCL(8)	912,260	361,037
Indorama Ventures PCL(8)	346,871	335,795
Kasikornbank PCL(8)	62,500	228,758
KCE Electronics PCL	158,100	174,700
Kiatnakin Phatra Bank PCL(8)	28,900	48,792
Krung Thai Bank PCL(8)	407,925	223,564
Land & Houses PCL(8)	670,500	160,008
Mega Lifesciences PCL(8)	234,200	248,043
Minor International PCL(8)	896,936	868,536
Plan B Media PCL	483,200	109,911
PTT Exploration & Production PCL(8)	160,616	680,557
PTT Global Chemical PCL(8)	306,705	323,012
PTT PCL(8)	975,200	923,059
Quality House PCL(8)	1,804,283	112,086
Ratch Group PCL(8)	152,400	153,810
SCB X PCL(8)	50,500	151,919
Siam Cement PCL(8)	50,911	462,890
Siam Global House PCL(8)	542,727	242,175
Star Petroleum Refining PCL(8)	362,600	82,539
Supalai PCL(8)	148,400	84,602
SVI PCL(8)	380,300	89,235
Thai Beverage PCL(8)	714,200	306,641
Thai Oil PCL(8)	100,900	126,246
Thai Union Group PCL(8)	480,092	174,785
TOA Paint Thailand PCL(8)	174,300	134,150
TPI Polene PCL(8)	2,914,200	120,960
True Corp. PCL	3,065,704	568,187
TTW PCL(8)	236,900	57,829
WHA Corp. PCL(8)	1,492,700	193,972
		$ 21,624,413
Tunisia — 0.8%
Attijari Bank(2)	14,910	$ 224,791
Banque de Tunisie	142,212	235,129
Banque Internationale Arabe de Tunisie	22,272	673,923
Banque Nationale Agricole(2)	25,291	69,687
Carthage Cement(2)	469,841	312,099
Euro Cycles S.A.	38,028	222,093
Poulina Group(2)	112,565	270,147
Security	Shares	Value
Tunisia (continued)
Societe d'Articles Hygieniques S.A.	151,018	$ 484,947
Societe Frigorifique et Brasserie de Tunis S.A.	190,193	899,496
Telnet Holding	121,453	281,738
Union Internationale de Banques S.A.	42,491	390,793
		$ 4,064,843
Turkey — 3.6%
Akbank T.A.S.	352,192	$ 273,706
Aksa Akrilik Kimya Sanayii AS	43,933	121,938
Aksa Enerji Uretim AS	306,798	382,078
Alarko Holding AS	34,678	100,889
Anadolu Efes Biracilik ve Malt Sanayii AS	62,978	160,260
Arcelik AS	94,450	472,622
Aygaz AS	100,427	348,698
BIM Birlesik Magazalar AS	182,433	1,195,313
Biotrend Cevre VE Enerji Yatirimlari AS(2)	237,727	135,929
Coca-Cola Icecek AS	33,119	335,466
Dogan Sirketler Grubu Holding AS	409,879	155,800
Dogus Otomotiv Servis ve Ticaret AS	16,807	110,171
EGE Endustri VE Ticaret AS	456	94,115
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,985,507	565,232
Enerjisa Enerji AS(3)	138,400	187,347
Enka Insaat ve Sanayi AS	214,147	242,600
Eregli Demir ve Celik Fabrikalari TAS(2)	305,352	433,416
Fenerbahce Futbol AS(2)	27,500	67,112
Ford Otomotiv Sanayi AS	30,600	896,512
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	113,141	177,925
Gubre Fabrikalari TAS(2)	11,586	121,305
Haci Omer Sabanci Holding AS	133,129	235,589
Hektas Ticaret TAS(2)	168,714	195,111
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(2)	106,159	121,308
Is Gayrimenkul Yatirim Ortakligi AS(2)	927,266	380,433
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	150,444	128,105
Kerevitas Gida Sanayi ve Ticaret AS(2)	144,098	49,849
KOC Holding AS	129,168	517,260
Kordsa Teknik Tekstil AS	25,420	76,750
Koza Altin Isletmeleri AS	247,800	237,711
Logo Yazilim Sanayi Ve Ticaret AS	147,998	378,064
Mavi Giyim Sanayi Ve Ticaret AS, Class B(3)	55,950	167,666
Migros Ticaret AS	32,232	263,686
MLP Saglik Hizmetleri AS(2)(3)	99,775	292,194
ODAS Elektrik Uretim ve Sanayi Ticaret AS(2)	1,320,894	375,234
Pegasus Hava Tasimaciligi AS(2)	10,262	243,691
Petkim Petrokimya Holding AS(2)	282,818	163,125
Sasa Polyester Sanayi AS(2)	214,189	465,776

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Portfolio of Investments  — continued

Security	Shares	Value
Turkey (continued)
Selcuk Ecza Deposu Ticaret ve Sanayi AS	128,343	$ 184,939
Sinpas Gayrimenkul Yatirim Ortakligi AS(2)	911,778	88,852
Sok Marketler Ticaret AS(2)	154,751	198,249
TAV Havalimanlari Holding AS(2)	21,466	77,276
Tofas Turk Otomobil Fabrikasi AS	46,630	453,934
Turk Hava Yollari AO(2)	67,141	500,128
Turk Telekomunikasyon AS(2)	417,089	334,304
Turk Traktor ve Ziraat Makineleri AS	8,596	134,064
Turkcell Iletisim Hizmetleri AS	1,088,840	1,526,040
Turkiye Is Bankasi AS, Class C	312,874	168,515
Turkiye Petrol Rafinerileri AS	717,339	2,205,726
Turkiye Sise ve Cam Fabrikalari AS	149,987	256,780
Ulker Biskuvi Sanayi AS(2)	72,512	96,158
Vestel Elektronik Sanayi ve Ticaret AS(2)	57,591	126,562
Yapi ve Kredi Bankasi AS	316,986	158,386
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	101,772	124,841
Ziraat Gayrimenkul Yatirim Ortakligi AS(2)	1,504,758	256,728
		$ 17,761,468
United Arab Emirates — 2.2%
Abu Dhabi Commercial Bank PJSC	99,231	$ 219,229
Abu Dhabi National Oil Co. for Distribution PJSC	1,048,909	1,118,652
ADNOC Drilling Co. PJSC	922,000	894,709
Agthia Group PJSC	138,550	187,582
Air Arabia PJSC	646,580	427,633
Aldar Properties PJSC	753,712	1,054,128
Apex Investment Co. PSC(2)	234,400	117,154
Dana Gas PJSC	1,234,795	289,879
Dubai Electricity & Water Authority PJSC	2,100,300	1,500,683
Dubai Investments PJSC	527,093	335,083
Emaar Properties PJSC	520,324	914,586
Emirates Telecommunications Group Co. PJSC	249,055	1,528,290
Fertiglobe PLC	463,700	420,692
First Abu Dhabi Bank PJSC	296,080	1,103,490
Ghitha Holding PJSC(2)	6,700	75,796
Multiply Group PJSC(2)	382,500	331,484
Network International Holdings PLC(2)(3)	71,700	349,947
Q Holding PJSC(2)	189,500	122,075
		$ 10,991,092
Vietnam — 2.6%
Bamboo Capital Group JSC	201,700	$ 79,175
Bank for Foreign Trade of Vietnam JSC(2)	251,577	1,068,448
Bank for Investment and Development of Vietnam JSC(2)	51,100	94,273
Binh Minh Plastics JSC	29,100	114,362
Security	Shares	Value
Vietnam (continued)
Development Investment Construction Corp.(2)	301,811	$ 270,602
Digiworld Corp.	115,800	205,315
Duc Giang Chemicals JSC	101,000	274,550
FLC Faros Construction JSC(2)(4)	6	0
FPT Digital Retail JSC	68,195	208,235
Gelex Group JSC	203,200	167,552
Ha Do Group JSC(2)	80,800	133,072
HAGL JSC(2)	283,740	98,414
Ho Chi Minh City Infrastructure Investment JSC(2)	86,800	67,351
Hoa Phat Group JSC(2)	1,531,993	1,704,471
Hoa Sen Group(2)	163,770	114,676
Hoang Huy Investment Financial Services JSC	267,400	101,324
Idico Corp. JSC	90,200	162,448
KIDO Group Corp.	44,303	117,767
Kinh Bac City Development Holding Corp.(2)	327,160	409,062
Masan Group Corp.	229,632	733,970
Nam Kim Steel JSC(2)	183,000	134,269
Novaland Investment Group Corp.(2)	123,800	78,119
PC1 Group JSC(2)	96,300	109,379
PetroVietnam Drilling & Well Services JSC(2)	459,477	479,182
PetroVietnam Fertilizer & Chemical JSC	80,500	118,974
PetroVietnam Gas JSC	117,930	466,113
PetroVietnam Nhon Trach 2 Power JSC	91,200	116,044
PetroVietnam Power Corp.(2)	1,578,300	900,992
PetroVietnam Technical Services Corp.	92,872	127,853
Petrovietnam Transportation Corp.(2)	104,800	103,364
Saigon - Hanoi Commercial Joint Stock Bank(2)	116,035	61,796
Saigon Beer Alcohol Beverage Corp.	22,900	149,442
Saigon Thuong Tin Commercial JSB(2)	51,800	65,803
SSI Securities Corp.	132,003	145,106
Tasco JSC(2)	130,800	107,086
Thaiholdings JSC(2)	34,400	57,907
Thanh Thanh Cong - Bien Hoa JSC(2)	125,232	80,679
Vietcap Securities JSC	61,230	95,452
Vietjet Aviation JSC(2)	91,994	368,181
Vietnam Construction and Import-Export JSC(2)	115,821	102,954
Vietnam Dairy Products JSC	319,848	963,987
Viglacera Corp. JSC	76,800	139,374
Vincom Retail JSC(2)	229,413	261,569
Vingroup JSC(2)	320,579	693,841
Vinh Hoan Corp.	45,200	124,939
Vinhomes JSC(2)(3)	228,500	534,112
		$ 12,711,584
Total Common Stocks (identified cost $307,088,910)		$491,484,883

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Portfolio of Investments  — continued

Short-Term Investments — 1.1%
Affiliated Fund — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(9)	1,439,137	$ 1,439,137
Total Affiliated Fund (identified cost $1,439,137)		$ 1,439,137

Securities Lending Collateral — 0.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(10)	4,252,796	$ 4,252,796
Total Securities Lending Collateral (identified cost $4,252,796)		$ 4,252,796
Total Short-Term Investments (identified cost $5,691,933)		$ 5,691,933

Total Investments — 100.2% (identified cost $312,780,843)	$497,176,816
Other Assets, Less Liabilities — (0.2)%	$ (1,068,545)
Net Assets — 100.0%	$496,108,271
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2023. The aggregate market value of securities on loan at June 30, 2023 was $7,693,929.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $17,992,044 or 3.6% of the Fund's net assets.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of these securities is $1,239,652 or 0.2% of the Fund's net assets.
(6)	Trading of securities has been sanctioned.
(7)	Securities are traded on separate exchanges for the same entity.
(8)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(10)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	12.9%	$63,866,454
Industrials	10.9	54,146,553
Consumer Staples	10.7	53,049,688
Consumer Discretionary	9.5	47,130,661
Materials	9.4	46,655,534
Health Care	9.0	44,654,836
Communication Services	8.9	44,215,862
Information Technology	8.7	43,107,785
Energy	8.6	42,441,304
Utilities	5.4	27,014,594
Real Estate	5.1	25,201,612
Short-Term Investments	1.1	5,691,933
Total Investments	100.2%	$497,176,816
Abbreviations:
ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipt
GDR	– Global Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Statement of Assets and Liabilities

June 30, 2023
Assets
Unaffiliated investments, at value (identified cost $311,341,706) — including $7,693,929 of securities on loan	$ 495,737,679
Affiliated investments, at value (identified cost $1,439,137)	1,439,137
Cash	194,749
Foreign currency, at value (identified cost $3,381,830)	3,332,471
Dividends receivable	2,653,164
Dividends receivable from affiliated investments	3,984
Receivable for investments sold	369,082
Receivable for Fund shares sold	133,017
Securities lending income receivable	10,708
Tax reclaims receivable	184,868
Total assets	$504,058,859
Liabilities
Collateral for securities loaned	$ 4,252,796
Payable for investments purchased	240,466
Payable for Fund shares redeemed	1,431,314
Payable to affiliates:
Investment adviser fee	184,006
Administration fee	204,578
Accrued foreign capital gains taxes	1,630,420
Accrued expenses	7,008
Total liabilities	$ 7,950,588
Net Assets	$496,108,271
Sources of Net Assets
Paid-in capital	$ 310,617,147
Distributable earnings	185,491,124
Net Assets	$496,108,271
Class I Shares
Net Assets	$ 496,108,271
Shares Outstanding	12,414,540
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 39.96

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Statement of Operations

Year Ended
June 30, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $2,211,896)	$ 20,957,216
Dividend income from affiliated investments	33,305
Interest income	193
Securities lending income, net	101,576
Total investment income	$21,092,290
Expenses
Investment adviser fee	$ 2,293,454
Administration fee	2,548,283
Interest expense and fees	35,123
Total expenses	$ 4,876,860
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 1,612
Total expense reductions	$ 1,612
Net expenses	$ 4,875,248
Net investment income	$16,217,042
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $360,877)	$ 20,592,252
Foreign currency transactions	(1,604,935)
Net realized gain	$18,987,317
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $117,923)	$ 6,329,328
Foreign currency	815,916
Net change in unrealized appreciation (depreciation)	$ 7,145,244
Net realized and unrealized gain	$26,132,561
Net increase in net assets from operations	$42,349,603

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Statements of Changes in Net Assets

	Year Ended June 30,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 16,217,042	$ 17,946,938
Net realized gain	18,987,317	75,612,449
Net change in unrealized appreciation (depreciation)	7,145,244	(226,830,075)
Net increase (decrease) in net assets from operations	$ 42,349,603	$(133,270,688)
Distributions to shareholders:
Class I	$ (48,701,817)	$ (62,878,171)
Total distributions to shareholders	$ (48,701,817)	$ (62,878,171)
Transactions in shares of beneficial interest:
Class I	$ (38,420,727)	$ (101,943,307)
Net decrease in net assets from Fund share transactions	$ (38,420,727)	$(101,943,307)
Net decrease in net assets	$ (44,772,941)	$(298,092,166)
Net Assets
At beginning of year	$ 540,881,212	$ 838,973,378
At end of year	$496,108,271	$ 540,881,212

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Financial Highlights

	Class I
	Year Ended June 30,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 40.540	$ 54.690	$ 40.370	$ 48.520	$ 48.590
Income (Loss) From Operations
Net investment income(1)	$ 1.266	$ 1.270	$ 0.859	$ 1.100	$ 1.042
Net realized and unrealized gain (loss)	2.087	(10.799)	14.354	(7.971)	(0.110)
Total income (loss) from operations	$ 3.353	$ (9.529)	$ 15.213	$ (6.871)	$ 0.932
Less Distributions
From net investment income	$ (1.562)	$ (1.242)	$ (0.893)	$ (1.279)	$ (1.002)
From net realized gain	(2.371)	(3.379)	—	—	—
Total distributions	$ (3.933)	$ (4.621)	$ (0.893)	$ (1.279)	$ (1.002)
Net asset value — End of year	$ 39.960	$ 40.540	$ 54.690	$ 40.370	$ 48.520
Total Return(2)	8.77%	(18.63)%	37.89%	(14.61)%	2.12%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$496,108	$540,881	$838,973	$1,101,459	$2,341,680
Ratios (as a percentage of average daily net assets):
Expenses	0.96% (3)	0.96% (3)	0.96%	0.96%	0.96%
Net investment income	3.18%	2.59%	1.79%	2.46%	2.21%
Portfolio Turnover	13%	14%	19%	2%	4%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended June 30, 2023 and 2022).

See Notes to Financial Statements.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Parametric Tax-Managed Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term, after-tax returns for its shareholders. The Fund offers Class I shares, which are sold at net asset value and are not subject to a sales charge.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Notes to Financial Statements  — continued

As of June 30, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended June 30, 2023 and June 30, 2022 was as follows:
	Year Ended June 30,
	2023	2022
Ordinary income	$19,340,563	$17,583,028
Long-term capital gains	$29,361,254	$45,295,143
During the year ended June 30, 2023, distributable earnings was decreased $5,301,676 and paid-in capital was increased by $5,301,676 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Notes to Financial Statements  — continued

As of June 30, 2023, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 13,561,931
Undistributed long-term capital gains	10,018,303
Net unrealized appreciation	161,910,890
Distributable earnings	$185,491,124
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 333,564,397
Gross unrealized appreciation	$ 213,053,670
Gross unrealized depreciation	(49,441,251)
Net unrealized appreciation	$ 163,612,419
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets and is payable monthly. For the year ended June 30, 2023, the investment adviser fee amounted to $2,293,454.
Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended June 30, 2023, the investment adviser fee paid was reduced by $1,612 relating to the Fund's investment in the Liquidity Fund.
The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.50% of the Fund’s average daily net assets. For the year ended June 30, 2023, the administration fee amounted to $2,548,283. Pursuant to a sub-administrative services agreement with Parametric, EVM pays Parametric a portion of its administration fee for sub-administrative services provided to the Fund. EVM also pays all ordinary operating expenses of the Fund (excluding the investment adviser and administration fees). EVM serves as the sub-transfer agent of the Fund, at no additional cost to the Fund.
During the year ended June 30, 2023, Parametric reimbursed the Fund $40,132 for an investment loss resulting from a failed trade. The impact of the reimbursement was less than $0.01 per share and had no significant impact on total return.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM are paid for their services to the Fund by EVM and may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended June 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $65,787,898 and $136,326,513, respectively, for the year ended June 30, 2023.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Notes to Financial Statements  — continued

5  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:
	Year Ended June 30, 2023		Year Ended June 30, 2022
	Shares	Amount	Shares	Amount
Class I
Sales	653,893	$ 26,220,262	723,465	$ 34,471,162
Issued to shareholders electing to receive payments of distributions in Fund shares	980,356	37,253,545	1,008,254	47,771,064
Redemptions	(2,561,331)	(101,894,534)	(3,730,748)	(184,185,533)
Net decrease	(927,082)	$ (38,420,727)	(1,999,029)	$(101,943,307)
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
7  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At June 30, 2023, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $7,693,929 and $8,145,131, respectively. Collateral received was comprised of cash of $4,252,796 and U.S. government and/or agencies securities of $3,892,335. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$4,252,796	$ —	$ —	$ —	$4,252,796

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Notes to Financial Statements  — continued

The carrying amount of the liability for collateral for securities loaned at June 30, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at June 30, 2023.
8  Affiliated Investments
At June 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,439,137, which represents 0.3% of the Fund's net assets. Transactions in such invesments by the Fund for the year ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$236,162	$47,624,648	$(46,421,673)	$ —	$ —	$1,439,137	$33,305	1,439,137
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia/Pacific	$ 7,758,874	$ 237,735,949	$ 0	$ 245,494,823
Emerging Europe	151,797	62,164,324	0	62,316,121
Latin America	81,277,928	—	0	81,277,928
Middle East/Africa	1,755,834	94,985,155	5,655,022	102,396,011
Total Common Stocks	$90,944,433	$ 394,885,428**	$ 5,655,022	$491,484,883
Short-Term Investments:
Affiliated Fund	$ 1,439,137	$ —	$ —	$ 1,439,137
Securities Lending Collateral	4,252,796	—	—	4,252,796
Total Investments	$96,636,366	$ 394,885,428	$ 5,655,022	$497,176,816
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended June 30, 2023 is not presented.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Notes to Financial Statements  — continued

10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals. The conflict and sanctions have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Independent Auditor's Report

To the Trustees of Eaton Vance Series Trust II and Shareholders of Parametric Tax-Managed Emerging Markets Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Parametric Tax-Managed Emerging Markets Fund (the "Fund") (one of the funds constituting Eaton Vance Series Trust II), including the portfolio of investments, as of June 30, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
August 18, 2023
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2024 will show the tax status of all distributions paid to your account in calendar year 2023. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the foreign tax credit and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended June 30, 2023, the Fund designates approximately $10,705,483, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Foreign Tax Credit. For the fiscal year ended June 30, 2023, the Fund paid foreign taxes of $2,046,595 and recognized foreign source income of $23,819,358.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended June 30, 2023, $13,975,821 or, if subsequently determined to be different, the net capital gain of such year.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2023, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1  for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2023, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strate  gies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser.  Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various recently adopted regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2023 meeting, the Board received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Parametric Tax-Managed Emerging Markets Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Board of Trustees’ Contract Approval — continued

LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in emerging markets. The Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the experience of the Sub-adviser’s investment professionals in managing equity portfolios. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2022. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and custom benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”).  As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2022, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Adviser pays all ordinary operating expenses of the Fund (except for management fees). The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisoryand related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board did not find that, in light of the level of the Adviser’s 2022 profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is warranted at this time.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2023, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Management and Organization

Fund Management. The Trustees of Eaton Vance Series Trust II (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, "MSIM" refers to Morgan Stanley Investment Management, Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 129 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Anchal Pachnanda(1) 1980	Trustee	Since 2023	Co-Head of Strategy of MSIM (since 2019). Formerly, Head of Strategy of MSIM (2017-2019). Ms. Pachnanda is an interested person because of her position with MSIM, which is an affiliate of the Trust.
Other Directorships. None.
Noninterested Trustee
Alan C. Bowser 1962	Trustee	Since 2022	Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. Independent Director of Stout Risius Ross (a middle market professional services advisory firm) (since 2021).
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustee (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustee
Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance's Global Income Investments. Also Vice President of Calvert Research and Management ("CRM").
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.

Parametric
Tax-Managed Emerging Markets Fund
June 30, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustee (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
(1)  Ms. Pachnanda began serving as Trustee effective April 1, 2023.
The SAI for the Fund includes additional information about the Trustees and officers of Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 260-0761
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2050    6.30.23

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a

Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Parametric Tax-Managed Emerging Markets Fund (the “Fund”), is a series of Eaton Vance Series Trust II (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 2 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual reports.

(a)-(d)

The following table presents the aggregate fees billed to the Fund for the Fund’s fiscal years ended June 30, 2022 and June 30, 2023 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Parametric Tax-Managed Emerging Markets Fund

Fiscal Years Ended	6/30/2022	6/30/2023
Audit Fees	$86,250	$86,700
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$3,675	$0
All Other Fees(3)	$0	$38

Total(4)	$89,925	$86,738

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.
(4)	Fees are paid by the Fund’s administrator pursuant to the terms of its administrative services agreement.

The Series comprising the Trust have varying fiscal year ends (June 30 and October 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T, for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/21	6/30/22	10/31/22	6/30/23
Audit Fees	$90,461	$86,250	$98,983	$86,700
Audit-Related Fees(1)	$0	$0	$0	$0
Tax Fees(2)	$21,941	$3,675	$1,350	$0
All Other Fees(3)	$0	$0	$0	$38

Total	$112,402	$89,925	$100,333	$86,738

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
(4)	Fees are paid by the Fund’s administrator pursuant to the terms of its administrative services agreement.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by each Series respective principal accountant for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/21	6/30/22	10/31/22	6/30/23
Registrant(1)	$21,941	$3,675	$1,350	$38
Eaton Vance(2)	$51,800	$0	$52,836	$0

(1)

Includes all of the Series in the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds. As of June 15, 2020, no series of the Trust were “feeder” funds in a “master-feeder” fund structure or fund of funds.

(2)	Various subsidiaries of Morgan Stanley act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 22, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	August 22, 2023